File No. 811-9170
                                                              File No. 333-31247


              As filed with the Securities and Exchange Commission
                              on February 26, 2003

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 6
                                       TO
                                    FORM S-6


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
                 SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2

A.   Exact name of Trust:

     DIAMONDS TRUST, SERIES 1

B.   Name of Depositor:

     PDR SERVICES LLC

C.   Complete address of Depositor's principal executive office:

     PDR SERVICES LLC
     c/o AMERICAN STOCK EXCHANGE LLC
     86 Trinity Place
     New York, New York 10006

D.   Name and complete address of agent for service:

     Michael J. Ryan, Jr.
     PDR SERVICES LLC
     c/o AMERICAN STOCK EXCHANGE LLC
     86 Trinity Place
     New York, New York 10006

     Copy to:
     Kathleen H. Moriarty
     CARTER LEDYARD & MILBURN LLP
     2 Wall Street
     New York, New York 10005

E.   Title and amount of securities being registered:

     An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.

F. Proposed maximum aggregate offering price to the public of the securities being registered:

     Indefinite pursuant to Rule 24f-2

G.   Amount of filing fee:

     In accordance with Rule 24f-2, a fee in the amount of $156,799.00 was paid on January 22, 2003 in connection with the filing of the Rule 24f-2 Notice for the Trust's most recent fiscal year.

H.   Approximate date of proposed sale to public:

     AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

     [X] Check box if it is proposed that this filing should become effective on February 26, 2003 pursuant to paragraph (b) of Rule 485.

================================================================================

                            DIAMONDS TRUST, SERIES 1

                              Cross Reference Sheet

                            Pursuant to Regulation C
                  Under the Securities Act of 1933, as amended

                  (Form N-8B-2 Items required by Instruction 1
                          as to Prospectus in Form S-6)

Form N-8B-2                                 Form S-6
Item Number                                 Heading in Prospectus
-----------                                 ---------------------

                   I.  Organization and General Information
                     ------------------------------------

1.   (a)  Name of Trust.................... Prospectus Front Cover

     (b)  Title of securities issued....... Prospectus Front Cover

2.   Name, address and Internal
     Revenue Service Employer
     Identification Number of
     depositor............................. Sponsor

3.   Name, address and Internal
     Revenue Service Employer
     Identification Number of
     trustee............................... Trustee

4.   Name, address and Internal
     Revenue Service Employer
     Identification Number
     of principal underwriter.............. *

5.   State of organization of Trust........ Prospectus Summary - The Trust

6.   (a)  Dates of execution and
          termination of Trust Agreement... Prospectus Summary - The Trust;
                                            Prospectus Summary - Termination

     (b)  Dates of execution and
          termination of Trust Agreement... Same as set forth in 6(a)

7.   Changes of name....................... *

8.   Fiscal Year........................... *

9.   Material Litigation................... *

                      II. General Description of the Trust
                          and Securities of the Trust
                      -------------------------------------

10.  (a)  Registered or bearer securities.. Prospectus Summary - The Trust

     (b)  Cumulative or distributive....... Prospectus Summary - Distributions

     (c)  Rights of holders as to
          withdrawal or redemption......... Prospectus Summary -Redemption;
                                            Redemption of DIAMONDS;
                                            Administration of the Trust -
                                            Rights of Beneficial Owners

     (d)  Rights of holders as to
          conversion, transfer, etc........ Prospectus Summary - Redemption;
                                            Administration of the Trust -
                                            Register of Ownership and
                                            Transfer;  Rights of Beneficial
                                            Owners; Redemption

     (e)  Lapses or defaults in
          principal payments with
          respect to periodic payment
          plan certificates................ *

     (f)  Voting rights.................... Administration of the Trust - Voting


----------
*Not applicable, answer negative or not required.

     (g)  Notice to holders as to change in:

          (1)  Composition of Trust assets.. *

          (2)  Terms and conditions
               of Trust's securities........ Administration of the Trust -
                                             Amendment

          (3)  Provisions of Trust
               Agreement.................... Same as set forth in 10(g)(2)

          (4)  Identity of depositor
               and trustee.................. Resignation, Removal and
                                             Liability - The Trustee;
                                             The Sponsor

     (h)  Consent of holders required to change:

          (1)  Composition of Trust assets.. *

          (2)  Terms and conditions of
               Trust's securities........... Administration of the
                                             Trust - Amendment

          (3)  Provisions of Trust
               Agreement.................... Same as set forth in 10(h)(2)

          (4)  Identity of depositor
               and trustee.................. Resignation, Removal and
                                             Liability - The Sponsor;
                                             The Trustee

     (i)  Other principal
          features of the securities........ Prospectus Summary - The Trust


----------
*Not applicable, answer negative or not required.

11.  Type of securities
     comprising units...................... The Prospectus - Front Cover;
                                            Prospectus Summary - The Trust;
                                            The Portfolio; The DJIA

12.  Certain information regarding
     securities comprising periodic
     payment certificates.................. *

13.  (a)  Certain information regarding
          loads, fees, expenses
          and charges...................... Prospectus Summary - Redemption;
                                            Expenses of the Trust; Redemption
                                            of DIAMONDS;

     (b)  Certain information regarding
          periodic payment plan
          certificates..................... *

     (c)  Certain percentages.............. Same as set forth in 13(a)

     (d)  Reasons for certain
          differences in prices............ *

     (e)  Certain other loads, fees, or
          charges payable by holders....... *


     (f)  Certain profits receivable
          by depositor, principal
          underwriters, custodian,
          trustee or affiliated
          persons.......................... The Portfolio - Adjustments
                                            to the Portfolio

     (g)  Ratio of annual charges and
          deductions to income............. *

14.  Issuance of Trust's securities........ The Trust - Creation of
                                            Creation Units

15.  Receipt and handling of
     payments from purchasers.............. The Trust

16.  Acquisition and disposition of
     underlying securities................. The Trust - Creation of Creation
                                            Units; The Portfolio;
                                            Administration of the Trust


----------
*Not applicable, answer negative or not required.

17.  (a)  Withdrawal or redemption by
          holders.......................... Administration of the Trust - Rights
                                            of Beneficial Owners; Redemption
                                            of  DIAMONDS

     (b)  Persons entitled or required
          to redeem or repurchase
          securities....................... Same as set forth in 17(a)

     (c)  Cancellation or resale of
          repurchased or redeemed
          securities....................... Same as set forth in 17(a)

18.  (a)  Receipt, custody and
          disposition of income............ Administration of the Trust-
                                            Distributions to Beneficial Owners

     (b)  Reinvestment of distributions.... *

     (c)  Reserves or special funds........ Same as set forth in 18(a)

     (d)  Schedule of distributions........ *


19.  Records, accounts and reports......... The DJIA; Distribution of DIAMONDS;
                                            Expenses; Administration of the
                                            Trust- Records; - Distributions to
                                            Beneficial Owners; - Statements to
                                            Beneficial Owners; - Register of
                                            Ownership and Transfer
20.  Certain miscellaneous provi-
     sions of Trust Agreement

     (a)  Amendments....................... Administration of the Trust -
                                            Amendment


----------
*Not applicable, answer negative or not required.

     (b)  Extension or termination......... Administration of the Trust -
                                            Amendment; Termination

     (c)  Removal or resignation of
          trustee.......................... Resignation, Removal and
                                            Liability - The Trustee

     (d)  Successor trustee................ Same as set forth in 20(c)

     (e)  Removal or resignation of
          depositor........................ Resignation, Removal and
                                            Liability - The Sponsor

     (f)  Successor depositor.............. Same as set forth in 20(e)

21.  Loans to security holders............. *

22.  Limitations on liabilities............ Resignation, Removal and
                                            Liability - The Trustee;
                                            - The Sponsor

23.  Bonding arrangements.................. *

24.  Other material provisions of
     Trust Agreement....................... *

                      III. Organization, Pe rsonnel and
                           Affiliated Persons of Depositor
                      ------------------------------------

25.  Organization of depositor............. Sponsor

26.  Fees received by depositor............ *

27.  Business of depositor................. Sponsor

28.  Certain information as to
     officials and affiliated
     persons of depositor.................. Sponsor


----------
*Not applicable, answer negative or not required.

29.  Ownership of voting securities
     of depositor.......................... Sponsor

30.  Persons controlling depositor......... *

31.  Payments by depositor for
     certain services rendered
     to Trust.............................. *

32.  Payments by depositor for
     certain other services
     rendered to Trust..................... *

33.  Remuneration of employees of
     depositor for certain
     services rendered to Trust............ *

34.  Compensation of other persons
     for certain services rendered
     to Trust.............................. *


                  IV. Distribution and Redemption of Securities
                 ----------------------------------------------

35.  Distribution of Trust's
     securities in states.................. Distribution of DIAMONDS

36.  Suspension of sales of Trust's
     securities............................ *

37.  Denial or revocation of
     authority to distribute............... *


----------
*Not applicable, answer negative or not required.

38.  (a)  Method of distribution........... Prospectus Summary - Underwriting;
                                            The Trust - Creation of Creation
                                            Units; Distribution of DIAMONDS

     (b)  Underwriting agreements.......... Prospectus Summary - Underwriting;
                                            Distribution of DIAMONDS

     (c)  Selling agreements............... Same as set forth in 38(b)


39.  (a)  Organization of principal
          underwriter...................... Underwriter

     (b)  NASD membership of
         principal underwriter............. Prospectus Summary - Underwriting;
                                            Underwriter

40.  Certain fees received by
     principal underwriters................ *

41.  (a)  Business of principal
          underwriters..................... Prospectus Summary - Underwriting;
                                            Underwriter

     (b)  Branch offices of
          principal underwriters........... *

     (c)  Salesmen of principal
          underwriters..................... *

42.  Ownership of Trust's securities
     by certain persons.................... *

43.  Certain brokerage commissions
     received by principal
     underwriters.......................... *


----------
* Not applicable, answer negative or not required.

44.  (a)  Method of valuation for
          determining offering price....... The Portfolio; Valuation

     (b)  Schedule as to components of
          offering price................... *

     (c)  Variation in offering
          price to certain persons......... *

45.  Suspension of redemption
     rights................................ *

46.  (a)  Certain information
          regarding redemption or
          withdrawal valuation............. Valuation; Redemption of DIAMONDS

     (b)  Schedule as to components
          of redemption price.............. *

47.  Maintenance of position in
     underlying securities................. The Trust; The Portfolio;
                                            Distribution of DIAMONDS; Valuation;
                                            Administration of the Trust -
                                            Distribution to Beneficial Owners


               V. Information Concerning the Trustee or Custodian
               --------------------------------------------------

48.  Organization and regulation
     of trustee............................ Trustee

49.  Fees and expenses of trustee.......... Expenses of the Trust;
                                            Redemptions of DIAMONDS

50.  Trustee's lien........................ Expenses of the Trust;
                                            Redemption of DIAMONDS


----------
*Not applicable, answer negative or not required.

         VI. Information Concerning Insurance of Holders of Securities
         -------------------------------------------------------------

51.  (a)  Name and address of
          insurance company................ *

     (b)  Types of policies................ *

     (c)  Types of risks insured and
          excluded......................... *

     (d)  Coverage......................... *

     (e)  Beneficiaries.................... *

     (f)  Terms and manner of
          cancellation..................... *

     (g)  Method of determining
          premiums......................... *

     (h)  Aggregate premiums paid.......... *

     (i)  Recipients of premiums........... *

     (j)  Other material provisions
          of Trust Agreement relating
          to insurance..................... *

                            VII. Policy of Registrant
                            -------------------------

52.  (a)  Method of selecting and
          eliminating securities from
          the Trust........................ The Trust - Creation of Creation
                                            Units; The Portfolio; Administration
                                            of the Trust

     (b)  Elimination of securities
          from the Trust................... *


----------
*Not applicable, answer negative or not required.

     (c)  Policy of Trust regarding
          substitution and elimina-
          tion of securities............... Same as set forth in 52(a)

     (d)  Description of any other
          fundamental policy of the
          Trust............................ *

53.  (a)  Taxable status of the Trust...... Tax Status of the Trust

     (b)  Qualification of the Trust
          as a regulated investment
          company.......................... Same as set forth in 53(b)


                   VIII. Financial and Statistical Information
                   -------------------------------------------

54.  Information regarding the
     Trust's last ten fiscal years......... *

55.  Certain information regarding
     periodic payment plan certificates.... *

56.  Certain information regarding
     periodic payment plan certificates.... *

57.  Certain information regarding
     periodic payment plan certificates.... *

58.  Certain information regarding
     periodic payment plan certificates.... *

59.  Financial statements
     (Instruction 1(c) to Form S-6)........ *


----------
*Not applicable, answer negative or not required.

                           Undertaking to File Reports
                           ---------------------------


     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulations of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

PROSPECTUS


                           DIAMONDS(R) TRUST, SERIES 1

                            (A UNIT INVESTMENT TRUST)

                                   ----------

o DIAMONDS Trust is an exchange traded fund designed to generally correspond to the price and yield performance of the Dow Jones Industrial Average.

o    DIAMONDS Trust holds all of the Dow Jones Industrial Average stocks.

o Each DIAMONDS unit represents an undivided ownership interest in the DIAMONDS Trust.

o The DIAMONDS Trust issues and redeems DIAMONDS units only in multiples of 50,000 DIAMONDS in exchange for Dow Jones Industrial Average stocks and cash.

o Individual DIAMONDS units trade on the American Stock Exchange like any other equity security.

o    Minimum trading unit: 1 DIAMONDS unit.

                                   ----------

                            SPONSOR: PDR SERVICES LLC
                  (SOLELY OWNED BY AMERICAN STOCK EXCHANGE LLC)


                               [GRAPHIC OMITTED]

                                   ----------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   ----------

                       PROSPECTUS DATED FEBRUARY 26, 2003

                                   ----------


                      COPYRIGHT(R) 2003 BY PDR SERVICES LLC

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                            DIAMONDS TRUST, SERIES 1

                                TABLE OF CONTENTS

SUMMARY ...................................................................    1

  Essential Information as of
    October 31, 2002 ......................................................    1
  Highlights ..............................................................    3
  Risk Factors ............................................................   10
REPORT OF INDEPENDENT ACCOUNTANTS .........................................   14
  Statement of Assets and Liabilities .....................................   15
  Statements of Operations ................................................   16
  Statements of Changes in Net Assets .....................................   17
  Financial Highlights ....................................................   18
  Notes to Financial Statements ...........................................   19
  Schedule of Investments .................................................   23
THE TRUST .................................................................   24
  Creation of Creation Units ..............................................   24
  Procedures for Creation of Creation Units ...............................   26
  Placement of Creation Orders Using
    DIAMONDS Clearing Process .............................................   26
  Placement of Creation Orders Outside
    DIAMONDS Clearing Process .............................................   26
    Securities Depository;
    Book-Entry-Only System ................................................   27
REDEMPTION OF DIAMONDS ....................................................   29
Procedures for Redemption of
  Creation Units ..........................................................   29
Placement of Redemption Orders
  Using DIAMONDS Clearing Process .........................................   32
Placement of Redemption Orders Outside
  DIAMONDS Clearing Process ...............................................   32
THE PORTFOLIO .............................................................   32
Portfolio Securities Conform to the
  DJIA ....................................................................   33
Adjustments to the Portfolio Deposit ......................................   35


                            TABLE OF CONTENTS CONT'D


THE DJIA ..................................................................   36
LICENSE AGREEMENT .........................................................   41
EXCHANGE LISTING ..........................................................   42
TAX STATUS OF THE TRUST ...................................................   43
  Income Tax Consequences to Beneficial
    Owners ................................................................   43
  ERISA Considerations ....................................................   46
CONTINUOUS OFFERING OF DIAMONDS ...........................................   46
DIVIDEND REINVESTMENT SERVICE .............................................   47
EXPENSES OF THE TRUST .....................................................   48
TRUSTEE FEE SCALE .........................................................   50
VALUATION .................................................................   51
ADMINISTRATION OF THE TRUST ...............................................   51
  Distributions to Beneficial Owners ......................................   51
  Statements to Beneficial Owners;
    Annual Reports ........................................................   53
  Rights of Beneficial Owners .............................................   53
  Amendments to the Trust Agreement .......................................   54
  Termination of the Trust Agreement ......................................   54
SPONSOR ...................................................................   56
TRUSTEE ...................................................................   57
DEPOSITORY ................................................................   58
LEGAL OPINION .............................................................   58
INDEPENDENT ACCOUNTANTS ...................................................   58
CODE OF ETHICS ............................................................   59
DAILY DIAMONDS TRADING INFORMATION ........................................   59
INFORMATION AND COMPARISONS RELATING
  TO TRUST, SECONDARY MARKET TRADING,
  NET ASSET SIZE, PERFORMANCE AND TAX TREATMENT ...........................   59
GLOSSARY ..................................................................   67



"Dow Jones Industrial Average(SM)", "DJIA(R)", "Dow Jones(R)", "The Dow(R)", "THE DOW INDUSTRIALS(SM)" and "DIAMONDS(R)" are trademarks and service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by PDR Services LLC and the American Stock Exchange LLC pursuant to a "License Agreement" with Dow Jones. DIAMONDS are not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Trust.

                                     SUMMARY

                  ESSENTIAL INFORMATION AS OF OCTOBER 31, 2002*

Glossary:                                     All  defined  terms  used  in this
                                              Prospectus  and  page  numbers  on
                                              which their definitions appear are
                                              listed in the Glossary on page 67.

Total Trust Assets:                           $4,126,001,020

Net Trust Assets:                             $4,118,076,359

Number of DIAMONDS:                           48,954,110

Fractional Undivided Interest in the
   Trust Represented by each
   DIAMONDS unit:                             1/48,954,110th


Dividend Record Dates:                        Monthly

Dividend Payment Dates:                       Monthly

Trustee's Annual Fee:                         From  6/100  of  one   percent  to
                                              10/100  of one  percent,  based on
                                              the NAV of the Trust,  as the same
                                              may   be   adjusted   by   certain
                                              amounts.

Estimated Ordinary Operating
   Expenses of the Trust:                     18/100  of one  percent  (0.1800%)
                                              (inclusive  of  Trustee's   annual
                                              fee).**


NAV per DIAMONDS unit (based on the
   value of the Portfolio Securities, other
   net assets of the Trust and number of
   DIAMONDS outstanding):                     $84.12


Evaluation Time:                              Closing   time   of  the   regular
                                              trading  session  on the New  York
                                              Stock Exchange,  Inc.  (ordinarily
                                              4:00 p.m. New York time).

Licensor:                                     Dow Jones & Company, Inc.

Mandatory Termination Date:                   The   Trust   is    scheduled   to
                                              terminate  no later  than  January
                                              13,   2123,   but  may   terminate
                                              earlier        under       certain
                                              circumstances.

Discretionary Termination:                    The Trust may be  terminated if at
                                              any   time   the   value   of  the
                                              securities  held by the  Trust  is
                                              less   than    $350,000,000,    as
                                              adjusted for inflation.  The Trust
                                              may also be terminated under other
                                              circumstances.

Market Symbol:                                DIAMONDS  trade  on  the  American
                                              Stock  Exchange  under the  symbol
                                              "DIA".


Fiscal Year End:                              October 31


CUSIP:                                        252787106

---------------
 * The Trust Agreement became effective, the initial deposit was made and the Trust commenced operation on January 13, 1998.

** Ordinary operating expenses of the Trust currently are being accrued at an annual rate of 0.1800% and after earnings credits of 0.0018% are applied, the net expenses of the Trust are 0.1782%. Future accruals will depend primarily on the level of the Trust's net assets and the level of Trust expenses. The Sponsor has undertaken that the ordinary operating expenses will not exceed an amount that is 0.1800% of the daily NAV of the Trust, but this amount may be changed. Therefore, there is no guarantee that the Trust's ordinary operating expenses will not exceed 0.1800% of the Trust's daily NAV.

                                  HIGHLIGHTS

o    DIAMONDS ARE OWNERSHIP INTERESTS IN THE DIAMONDS TRUST

     DIAMONDS Trust, Series 1 ("Trust") is a unit investment trust that issues securities called "DIAMONDS". The Trust is organized under New York law and is governed by a trust agreement between State Street Bank and Trust Company ("Trustee") and PDR Services LLC ("Sponsor"), dated and executed as of January 13, 1998 ("Trust Agreement"). DIAMONDS represent an undivided ownership interest in a portfolio of all of the common stocks of the Dow Jones Industrial Average ("DJIA").

o    DIAMONDS SHOULD CLOSELY TRACK THE VALUE OF THE STOCKS INCLUDED IN THE DJIA

     DIAMONDS intend to provide investment results that, before expenses, generally correspond to the price and yield performance of the DJIA. Current information regarding the value of the DJIA is available from market information services. Dow Jones obtains information for inclusion in, or for use in the calculation of, the DJIA from sources Dow Jones considers reliable. None of Dow Jones, the Sponsor, the Trust or the Exchange accepts responsibility for or guarantees the accuracy and/or completeness of the DJIA or any data included in the DJIA.

     The Trust holds the Portfolio and cash and is not actively "managed" by traditional methods, which typically involve effecting changes in the Portfolio on the basis of judgments made relating to economic, financial and market considerations. To maintain the correspondence between the composition and weightings of stocks held by the Trust ("Portfolio Securities" or, collectively, "Portfolio") and component stocks of the DJIA ("Index Securities"), the Trustee adjusts the Portfolio from time to time to conform to periodic changes in the identity and/or relative weightings of Index Securities. The Trustee generally makes these adjustments to the Portfolio within three (3) Business Days (defined below) before or after the day on which changes in the DJIA are scheduled to take effect. Any change in the identity or weighting of an Index Security will result in a corresponding adjustment to the prescribed Portfolio Deposit effective on any day that the New York Stock Exchange is open for business ("Business Day") following the day on which the change to the DJIA takes effect after the close of the market.

     The value of DIAMONDS fluctuates in relation to changes in the value of the Portfolio. The market price of each individual DIAMONDS may not be identical to the net asset value ("NAV") of such DIAMONDS but, historically, these two valuations have been very close.

o    DIAMONDS TRADE ON THE AMERICAN STOCK EXCHANGE

     DIAMONDS   are  listed  for  trading  on  the   American   Stock   Exchange
("Exchange"), and are bought and sold in the secondary market like ordinary shares of stock at any time during the trading day. DIAMONDS are traded on the Exchange in 100 DIAMOND round lots, but can be traded in odd lots of as little as one DIAMOND. The Exchange may halt trading of DIAMONDS under certain circumstances.

o    BROKERAGE COMMISSIONS ON DIAMONDS

     Secondary market purchases and sales of DIAMONDS are subject to ordinary brokerage commissions and charges.

o    THE TRUST ISSUES AND REDEEMS DIAMONDS IN "CREATION UNITS"

     The Trust issues and redeems DIAMONDS only in specified large lots of 50,000 DIAMONDS or multiples thereof referred to as "Creation Units." Creation Units are issued by the Trust to anyone who, after placing a creation order with ALPS Distributors, Inc. ("Distributor"), deposits with the Trustee a specified portfolio of Index Securities and a cash payment generally equal to dividends (net of expenses) accumulated up to the time of deposit.

     Fractional Creation Units may be created or redeemed only in limited circumstances.* Creation Units are redeemable in kind only and are not redeemable for cash. Upon receipt of one or more Creation Units, the Trust delivers to the redeeming holder a portfolio of Index Securities (based on NAV of the Trust), together with a cash payment. Each redemption has to be accompanied by a Cash Redemption Payment that on any given Business Day is an amount identical to the Cash Component of a Portfolio Deposit.

     If the Trustee determines that one or more Index Securities are likely to be unavailable, or available in insufficient quantity, for delivery upon creation of Creation Units, the Trustee may permit the cash equivalent value of one or more of these Index Securities to be included in the Portfolio Deposit as a part of the Cash Component in lieu thereof. If a creator is restricted by regulation or otherwise from investing or engaging in a transaction in one or more Index Securities, the Trustee may permit the cash equivalent value of such Index Securities to be included in the Portfolio Deposit based on the market value of such Index Securities as of the Evaluation Time on the date such creation order is deemed received by the Distributor as part of the Cash Component in lieu of the inclusion of such Index Securities in the stock portion of the Portfolio Deposit. If the Trustee determines that one or more Index Securities are likely to be unavailable or available in insufficient quantity for delivery by the Trust upon the redemption of Creation Units, the Trustee may deliver the cash equivalent value of one or more of these Index Securities, based on their market value as of the Evaluation Time on the date the redemption order is deemed received by the Trustee, as part of the Cash Redemption Payment in lieu thereof.

-----------
* See the discussion of termination of the Trust in this Summary and "Dividend Reinvestment Service," however, for a description of the circumstances in which DIAMONDS may be redeemed or created by the Trustee in less than a Creation Unit size aggregation of 50,000 DIAMONDS.

o    CREATION ORDERS MUST BE PLACED WITH THE DISTRIBUTOR

     All orders to create Creation Units must be placed with the Distributor. To be eligible to place these orders, an entity or person must be (a) a "Participating Party," or (b) a DTC Participant, and in each case must have executed an agreement with the Distributor and the Trustee ("Participant Agreement"). The term "Participating Party" means a broker-dealer or other participant in the DIAMONDS Clearing Process, through the Continuous Net Settlement ("CNS") System of the National Securities Clearing Corporation ("NSCC"), a clearing agency registered with the Securities and Exchange Commission ("SEC"). Payment for orders is made by deposits with the Trustee of a portfolio of securities, substantially similar in composition and weighting to Index Securities, and a cash payment in an amount equal to the Dividend Equivalent Payment, plus or minus the Balancing Amount. "Dividend Equivalent Payment" is an amount equal, on a per Creation Unit basis, to the dividends on the Portfolio (with ex-dividend dates within the accumulation period), net of expenses and accrued liabilities for such period (including, without limitation, (i) taxes or other governmental charges against the Trust not previously deducted, if any, and (ii) accrued fees of the Trustee and other expenses of the Trust (including legal and auditing expenses) and other expenses not previously deducted), calculated as if all of the Portfolio Securities had been held for the entire accumulation period for such distribution. The Dividend Equivalent Payment and the Balancing Amount collectively are referred to as "Cash Component" and the deposit of a portfolio of securities and the Cash Component collectively are referred to as a "Portfolio Deposit." Persons placing creation orders with the Distributor must deposit Portfolio Deposits either (i) through the CNS clearing process of NSCC, as such processes have been enhanced to effect creations and redemptions of Creation Units, such processes referred to herein as the "DIAMONDS Clearing Process," or (ii) with the Trustee outside the DIAMONDS Clearing Process (I.E. through the facilities of DTC).


     The Distributor acts as underwriter of DIAMONDS on an agency basis. The Distributor maintains records of the orders placed with it and the confirmations of acceptance and furnishes to those placing such orders confirmations of acceptance of the orders. The Distributor also is responsible for delivering a prospectus to persons creating DIAMONDS. The Distributor also maintains a record of the delivery instructions in response to orders and may provide certain other administrative services, such as those related to state securities law compliance. The Distributor is a corporation organized under the laws of the State of Colorado and is located at 1625 Broadway, Suite 2200, Denver, CO 80202, toll free number: 1-800-843-2639. The Distributor is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. PDR Services LLC, as Sponsor of the Trust, pays the Distributor for its services a flat annual fee. The Sponsor will not seek reimbursement for such payment from the Trust without obtaining prior exemptive relief from the SEC.

o    EXPENSES OF THE TRUST


     The expenses of the Trust are accrued daily and reflected in the NAV of the Trust. After reflecting waivers but before reflecting credits, the Trust currently is accruing ordinary operating expenses at an annual rate of 0.1800%.

     SHAREHOLDER FEES:*                                                    None*
     (fees paid directly from your investment)

     ESTIMATED TRUST ANNUAL ORDINARY OPERATING EXPENSES:

     CURRENT TRUST ANNUAL ORDINARY                                  AS A % OF
     OPERATING EXPENSES                                         TRUST NET ASSETS
     ---------------------                                        -------------
     Trustee's Fee                                                   0.0698%
     Dow Jones License Fee                                           0.0447%
     Registration Fees                                               0.0009%
     Marketing                                                       0.0442%
     Other Operating Expenses                                        0.0204%
                                                                   -----------
     TOTAL:                                                          0.1800%
     Sponsor Waiver**                                               (0.0000)%
                                                                   -----------
     NET EXPENSE AFTER WAIVER                                        0.1800%
     Trustee Reduction for Balance Credits**                        (0.0018)%
                                                                   -----------
     Net Expenses after Waivers and Reductions                       0.1782%
                                                                   ===========


     Future expense accruals will depend primarily on the level of the Trust's net assets and the level of expenses.

-----------

* Investors do not pay shareholder fees directly from their investment, but purchases and redemptions of Creation Units are subject to Transaction Fees (described below in "A Transaction Fee is Payable For Each Creation and For Each Redemption of Creation Units"), and purchases and sales of DIAMONDS in the secondary market are subject to ordinary brokerage commissions and charges (described above in "Brokerage Commissions on DIAMONDS").
** For fiscal year 2002, the ordinary operating expenses of the Trust were not permitted to exceed 0.1800% of the Trust's daily net asset value because the Sponsor voluntarily reimbursed the Trust for all ordinary operating expenses in excess of such amount. The Sponsor reserves the right to discontinue this reimbursement policy in the future. Therefore, there is no guarantee that the Trust's ordinary operating expenses will not exceed 0.1800% of the Trust's daily net asset value. Trust expenses are further reduced by a Trustee's earnings credit of 0.0018% of the Portfolio's daily NAV as a result of uninvested cash balances in the Trust.

o    BAR CHART AND TABLE

     The bar chart below and the table on the next page entitled "Average Annual Total Returns (for periods ending December 31, 2002)" ("Table") provide some indication of the risks of investing in the Trust by showing the variability of the Trust's returns based on net assets and comparing the Trust's performance to the performance of the DJIA. Past performance (both before and after tax) is not necessarily an indication of how the Trust will perform in the future.

     The after-tax returns presented in the Table are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold DIAMONDS through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The total returns in the bar chart below, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units, nor brokerage commissions incurred by those persons purchasing and selling DIAMONDS in the secondary market (see footnotes (2) and (3) to the Table).


                              [BAR CHART DEPICTED HERE]

      26.92%            -4.85%               -5.53%                 -15.10%
--------------------------------------------------------------------------------
       1999              2000                 2001                    2002


     This bar chart shows the performance of the Trust for each full calendar year since its inception on January 13, 1998. During the period shown above (January 1, 1999 through December 31, 2002), the highest quarterly return for the Trust was 13.75% for the quarter ended 12/31/2001, and the lowest was -17.44% for the quarter ended 9/30/2002.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                                           PAST        SINCE
                                                         ONE YEAR   INCEPTION(4)
                                                          -------    ----------
DIAMONDS Trust, Series 1
   Return Before Taxes(1)(2)(3) ......................    -15.10%      3.18%
   Return After Taxes on Distributions(1)(2)(3) ......    -15.73%      2.54%
   Return After Taxes on Distributions and
     Redemption of Creation Units(1)(2)(3) ...........     -9.24%      2.28%
DJIA(5) ..............................................    -15.01%      3.30%

-----------
(1) Includes all applicable ordinary operating expenses set forth above in the section of "Highlights" entitled "Expenses of the Trust".
(2) Does not include the Transaction Fee which is payable to the Trustee only by persons purchasing and redeeming Creation Units as discussed below in the section of "Highlights" entitled "A Transaction Fee is Payable For Each Creation and For Each Redemption of Creation Units". If these amounts were reflected, returns would be less than those shown.
(3) Does not include brokerage commissions and charges incurred only by persons who make purchases and sales of DIAMONDS in the secondary market as discussed above in the section of "Highlights" entitled "Brokerage Commissions on DIAMONDS". If these amounts were reflected, returns would be less than those shown.
(4)  Investment operation commenced on January 13, 1998.
(5) Does not reflect deductions for taxes, operating expenses, Transaction Fees, brokerage commissions, or fees of any kind.


o A TRANSACTION FEE IS PAYABLE FOR EACH CREATION AND FOR EACH REDEMPTION OF CREATION UNITS

     A transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the DIAMONDS Clearing Process ("Transaction Fee") is non-refundable, regardless of the NAV of the Trust. This Transaction Fee is $1,000 per Participating Party per day, regardless of the number of Creation Units created or redeemed on such day. The $1,000 charge is subject to a limit not to exceed 10/100 of one percent (10 basis points) of the value of one Creation Unit at the time of creation ("10 Basis Point Limit").

     For creations and redemptions outside the DIAMONDS Clearing Process, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day. Under the current schedule, therefore, the total fee charged in connection with creation or
redemption   outside  the  DIAMONDS   Clearing  Process  would  be  $1,000  (the
Transaction Fee for the creation or redemption of one Creation Unit) plus an additional amount up to $3,000 (3 times $1,000), for a total not to exceed $4,000. Creators and redeemers restricted from engaging in transactions in one or more Index Securities may pay the Trustee the Transaction Fee and may pay an additional amount per Creation Unit not to exceed three (3) times the Transaction Fee applicable for one Creation Unit.

o    DIAMONDS ARE HELD IN BOOK ENTRY FORM ONLY


     The Depository Trust Company ("DTC") or its nominee is the record or registered owner of all outstanding DIAMONDS. Beneficial ownership of DIAMONDS is shown on the records of DTC or its participants. Individual certificates are not issued for DIAMONDS. See "The Trust--Securities Depository; Book-Entry-Only System."


o    DIAMONDS MAKE PERIODIC DIVIDEND PAYMENTS

     DIAMONDS holders receive each calendar month an amount corresponding to the amount of any cash dividends declared on the Portfolio Securities during the applicable period, net of fees and expenses associated with operation of the Trust, and taxes, if applicable. Because of such fees and expenses, the dividend yield for DIAMONDS is ordinarily less than that of the DJIA. Investors should consult their tax advisors regarding tax consequences associated with Trust dividends, as well as those associated with DIAMONDS sales or redemptions.

     Monthly distributions based on the amount of dividends payable with respect to Portfolio Securities and other income received by the Trust, net of fees and expenses, and taxes, if applicable, are made via DTC and its participants to Beneficial Owners on each Dividend Payment Date. Any capital gain income recognized by the Trust in any taxable year that is not previously treated as distributed during the year ordinarily is to be distributed at least annually in January of the following taxable year. The Trust may make additional distributions shortly after the end of the year in order to satisfy certain distribution requirements imposed by the Internal Revenue Code of 1986, as amended ("Code"). Although all income distributions are currently made monthly, the Trustee may vary the periodicity with which distributions are made. Those Beneficial Owners interested in reinvesting their monthly distributions may participate through DTC Participants in the DTC Dividend Reinvestment Service ("Service") available through certain brokers. See "The Trust--Securities Depository; Book-Entry-Only System."

o    THE TRUST INTENDS TO QUALIFY AS A REGULATED INVESTMENT COMPANY


     For the fiscal year ended October 31, 2002, the Trust believes that it qualified for tax treatment as a "regulated investment company" under Subchapter M of the Code. The Trust intends to continue to so qualify and to distribute annually its entire investment company taxable income and net capital gain. Distributions that are taxable as ordinary income to Beneficial Owners generally are expected to constitute dividend income for federal income tax purposes and to be eligible for the dividends-received deduction available to many corporations to the extent of qualifying dividend income received by the Trust. The Trust's regular monthly distributions are based on the dividend performance of the Portfolio during such monthly distribution period rather than the actual taxable income of the Trust. As a result, a portion of the distributions of the Trust may be treated as a return of capital or a capital gain dividend for federal income tax purposes or the Trust may be required to make additional distributions to maintain its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

o    TERMINATION OF THE TRUST

     The Trust has a specified lifetime term. The Trust is scheduled to terminate on the first to occur of (a) January 13, 2123 or (b) the date 20 years after the death of the last survivor of fifteen persons named in the Trust Agreement, the oldest of whom was born in 1994 and the youngest of whom was born in 1997. Upon termination, the Trust may be liquidated and pro rata shares of the assets of the Trust, net of certain fees and expenses, distributed to holders of DIAMONDS.

o    PURCHASES OF DIAMONDS BY REGISTERED INVESTMENT COMPANIES


     Purchases of DIAMONDS by registered investment companies are subject to restrictions set forth in Section 12(d)(1) of the Investment Company Act of 1940. The Trust itself is also subject to the restrictions of Section 12(d)(1), meaning (a) the Trust cannot invest in any registered investment company, to the extent that the Trust would own more than 3% of that regulated investment company's outstanding share position, (b) the Trust cannot invest more than 5% of its total assets in the securities of any one registered investment company, and (c) the Trust cannot invest more than 10% of its total assets in the securities of registered investment companies in the aggregate.


                                  RISK FACTORS

     Investors can lose money by investing in DIAMONDS. Investors should carefully consider the risk factors described below together with all of the other information included in this Prospectus before deciding to invest in DIAMONDS.

INVESTMENT IN THE TRUST INVOLVES THE RISKS INHERENT IN AN INVESTMENT IN ANY EQUITY SECURITY.An investment in the Trust is subject to the risks of any investment in a portfolio of large-capitalization common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of Portfolio Securities may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities (particularly those that are heavily weighted in the DJIA), the value of common stocks generally and other factors. The identity and weighting of Index Securities and the Portfolio Securities also change from time to time.

     The financial condition of the issuers may become impaired or the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Portfolio and thus in the value of DIAMONDS). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

     Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are inferior to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding. The value of the Portfolio may be expected to fluctuate over the entire life of the Trust.

     There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.

THE TRUST IS NOT ACTIVELY MANAGED. The Trust is not actively "managed" by traditional methods, and therefore the adverse financial condition of an issuer will not result in the elimination of its stocks from the Portfolio unless the stocks of such issuer are removed from the DJIA.


A LIQUID TRADING MARKET FOR CERTAIN PORTFOLIO SECURITIES MAY NOT EXIST. Although most of the Portfolio Securities are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain Portfolio Securities may depend on whether dealers will make a market in such stocks. There can be no assurance that a market will be made for any Portfolio Securities, that any market will be maintained or that any such market will be or remain liquid. The price at which Portfolio Securities may be sold and the value of the Portfolio will be adversely affected if trading markets for Portfolio Securities are limited or absent.


THE TRUST MAY NOT ALWAYS BE ABLE EXACTLY TO REPLICATE THE PERFORMANCE OF THE DJIA. The Trust is not able to replicate exactly the performance of the DJIA because the total return generated by the Portfolio is reduced by Trust expenses and transaction costs incurred in adjusting the actual balance of the Portfolio. It is also possible that, for a short period, the Trust may not fully replicate the performance of the DJIA due to the temporary unavailability of certain Index Securities in the secondary market or due to other extraordinary circumstances.

INVESTMENT IN THE TRUST MAY HAVE ADVERSE TAX CONSEQUENCES. Investors in the Trust should also be aware that there are tax consequences associated with the ownership of DIAMONDS resulting from the distribution of Trust dividends and sales of DIAMONDS as well as under certain circumstances the sales of stocks held by the Trust in connection with redemptions.

NAV MAY NOT ALWAYS CORRESPOND TO MARKET PRICE. The NAV of DIAMONDS in Creation Unit size aggregations and, proportionately, the NAV per DIAMONDS unit, changes as fluctuations occur in the market value of Portfolio Securities. Investors should be aware that the aggregate public trading market price of 50,000 DIAMONDS may be different from the NAV of a Creation Unit (I.E., 50,000 DIAMONDS may trade at a premium over, or at a discount to, the NAV of a Creation Unit) and similarly the public trading market price per DIAMONDS unit may be different from the NAV of a Creation Unit on a per DIAMONDS unit basis. This price difference may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for DIAMONDS is closely related to, but not identical to, the same forces influencing the prices of Index Securities trading individually or in the aggregate at any point in time. Investors also should note that the size of the Trust in terms of total assets held may change substantially over time and from time to time as Creation Units are created and redeemed.

THE EXCHANGE MAY HALT TRADING IN DIAMONDS. DIAMONDS are listed for trading on the Exchange under the market symbol DIA. Trading in DIAMONDS may be halted due to market conditions or, in light of Exchange rules and procedures, for reasons that, in the view of the Exchange, make trading in DIAMONDS inadvisable. In addition, trading is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules that require trading to be halted for a specified period based on a specified market decline. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of DIAMONDS will continue to be met or will remain unchanged. The Trust will be terminated if DIAMONDS are delisted from the Exchange.

DIAMONDS ARE SUBJECT TO MARKET RISKS. DIAMONDS are subject to the risks other than those inherent in an investment in equity securities, discussed above, in that the selection of the stocks included in the Portfolio, the expenses associated with the Trust, or other factors distinguishing an ownership interest in a trust from the direct ownership of a portfolio of stocks may affect trading in DIAMONDS.

     Additionally, DIAMONDS may perform differently than other investments in portfolios containing large capitalization stocks based upon or derived from an index other than the DJIA. For example, the great majority of component stocks of the DJIA are drawn from among the largest of the large capitalization universe, while other indexes may represent a broader sampling of large capitalization stocks. Also, other indexes may use different methods for assigning relative weights to the index components than the price weighted method used by the DJIA. As a result, DJIA accords relatively more weight to stocks with a higher price to market capitalization ratio than a similar market capitalization weighted index.

THE REGULAR SETTLEMENT PERIOD FOR CREATION UNITS MAY BE REDUCED. Except as otherwise specifically noted, the time frames for delivery of stocks, cash, or DIAMONDS in connection with creation and redemption activity within the DIAMONDS Clearing Process are based on NSCC's current "regular way" settlement period of three (3) days during which NSCC is open for business (each such day an "NSCC Business Day"). NSCC may, in the future, reduce such "regular way" settlement period, in which case there may be a corresponding reduction in settlement periods applicable to DIAMONDS creations and redemptions.

CLEARING AND SETTLEMENT OF CREATION UNITS MAY BE DELAYED OR FAIL.The Trustee delivers a portfolio of stocks for each Creation Unit delivered for redemption substantially identical in weighting and composition to the stock portion of a Portfolio Deposit as in effect on the date the request for redemption is deemed received by the Trustee. If redemption is processed through the DIAMONDS
Clearing Process, the stocks that are not delivered are covered by NSCC's guarantee of the completion of such delivery. Any stocks not received on settlement date are marked-to-market until delivery is completed. The Trust, to the extent it has not already done so, remains obligated to deliver the stocks to NSCC, and the market risk of any increase in the value of the stocks until delivery is made by the Trust to NSCC could adversely affect the NAV of the Trust. Investors should note that the stocks to be delivered to a redeemer submitting a redemption request outside of the DIAMONDS Clearing Process that are not delivered to such redeemer are not covered by NSCC's guarantee of completion of delivery.

DIAMONDS TRUST SERIES 1

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEE AND UNITHOLDERS OF DIAMONDS TRUST SERIES 1


     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DIAMONDS Trust Series 1 (the "Trust") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts

December 19, 2002

DIAMONDS TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2002
================================================================================

ASSETS
    Investments in securities, at value ........................   $ 4,110,089,154
    Cash .......................................................         8,074,767
    Dividends receivable .......................................         7,735,269
    Deferred organization costs ................................           101,830
                                                                   ---------------
    Total Assets ...............................................     4,126,001,020
                                                                   ---------------

LIABILITIES
    Payable for income related to DIAMONDS in-kind transactions            203,758
    Distribution payable .......................................         5,232,918
    Accrued Trustee fees .......................................           227,922
    Accrued expenses and other liabilities .....................         2,260,063
                                                                   ---------------
    Total Liabilities ..........................................         7,924,661
                                                                   ---------------
    Net Assets .................................................   $ 4,118,076,359
                                                                   ===============

NET ASSETS REPRESENTED BY:
    Paid in surplus ............................................   $ 5,451,218,721
    Undistributed net investment income ........................         1,062,457
    Accumulated net realized loss on investments ...............       (23,426,030)
    Net unrealized depreciation on investments .................    (1,310,778,789)
                                                                   ---------------
Net Assets .....................................................   $ 4,118,076,359
                                                                   ===============
Net asset value per DIAMOND ....................................   $         84.12
                                                                   ---------------
Units of fractional undivided interest ("DIAMONDS") outstanding,
   unlimited units authorized, $0.00 par value .................        48,954,110
                                                                   ---------------
Cost of investments ............................................   $ 5,420,867,943
                                                                   ===============

                 See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENTS OF OPERATIONS
================================================================================


                                                                           FOR THE YEAR          FOR THE YEAR          FOR THE YEAR
                                                                               ENDED                 ENDED                 ENDED
                                                                            OCTOBER 31,           OCTOBER 31,           OCTOBER 31,
                                                                               2002                  2001                  2000
                                                                          -------------         -------------          -------------
INVESTMENT INCOME
   Dividend income ...............................................         $ 71,072,353          $ 41,997,410          $ 27,110,365
EXPENSES:
   Trustee expense ...............................................            2,450,305             1,858,460             1,677,261
   DJIA license fee ..............................................            1,567,729             1,300,000             1,000,000
   Marketing expense .............................................            1,549,601               356,933             2,800,000
   Amortization of organization costs ............................              502,266               502,266               503,642
   Printing and postage expense ..................................              151,203               136,463               162,000
   Legal and audit services ......................................               64,908                49,800                56,389
   SEC registration expense ......................................               30,592               286,213               235,534
   Miscellaneous expense .........................................                  687                   218                   700
                                                                          -------------         -------------          -------------
   Total expenses ................................................            6,317,291             4,490,353             6,435,526
   Rebate from Sponsor ...........................................                 --                    --              (2,597,968)
   Rebate from Trustee ...........................................                 --                    --                (599,740)
                                                                          -------------         -------------          -------------
   Net expenses ..................................................            6,317,291             4,490,353             3,237,818
   Trustee earnings credit .......................................              (61,606)             (160,833)             (133,506)
                                                                          -------------         -------------          -------------
   Net expenses after Trustee earnings credit ....................            6,255,685             4,329,520             3,104,312
                                                                          -------------         -------------          -------------
Net Investment Income ............................................           64,816,668            37,667,890            24,006,053
                                                                          -------------         -------------          -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Net realized gain on investment
     transactions ................................................          173,854,529           218,849,002           189,376,879
   Net increase in unrealized depreciation .......................         (496,933,157)         (681,232,614)         (119,522,465)
                                                                          -------------         -------------          -------------
Net realized and unrealized gain (loss)
   on investments ................................................         (323,078,628)         (462,383,612)           69,854,414
                                                                          -------------         -------------          -------------
     NET INCREASE (DECREASE) IN NET
       ASSETS  FROM OPERATIONS ...................................        $(258,261,960)        $(424,715,722)         $ 93,860,467
                                                                          =============         =============          ============


                 See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================


                                                                          FOR THE YEAR          FOR THE YEAR          FOR THE YEAR
                                                                              ENDED                 ENDED                 ENDED
                                                                           OCTOBER 31,           OCTOBER 31,            OCTOBER 31,
                                                                               2002                  2001                  2000
                                                                          --------------        --------------        -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS:
   Net investment income .........................................         $ 64,816,668          $ 37,667,890          $ 24,006,053
   Net realized gain on investment
     transactions ................................................          173,854,529           218,849,002           189,376,879
Net increase in unrealized depreciation ..........................         (496,933,157)         (681,232,614)         (119,522,465)
                                                                          --------------        --------------        -------------
Net increase (decrease) in net assets
   resulting from operations .....................................         (258,261,960)         (424,715,722)           93,860,467
                                                                          --------------        --------------        -------------
Undistributed net investment income
   included in price of units issued and
   redeemed, net .................................................              913,179               733,997                63,116
                                                                          --------------        --------------        -------------
Distributions to unitholders from
   net investment income .........................................          (62,477,206)          (38,220,448)          (24,417,662)
                                                                          --------------        --------------        -------------
Net increase in net assets from
   issuance and redemption of
   DIAMONDS ......................................................         1,703,425,938         1,194,073,126          892,111,223
                                                                          --------------        --------------        -------------
Net increase in net assets during period .........................         1,383,599,951          731,870,953           961,617,144
Net assets at beginning of period ................................         2,734,476,408         2,002,605,455         1,040,988,311
                                                                          --------------        --------------        -------------
Net assets end of period* ........................................        $4,118,076,359        $2,734,476,408        $2,002,605,455
                                                                          ==============        ==============        ==============
*Includes undistributed (distributions in
   excess of) net investment income ..............................        $    1,062,457        $   (1,277,005)       $    (724,447)
                                                                          --------------        --------------        -------------


                 See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A DIAMOND OUTSTANDING DURING THE PERIOD
================================================================================


                                                         FOR THE         FOR THE       FOR THE         FOR THE         FOR THE
                                                       YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                      10/31/2002(5)   10/31/2001(5)  10/31/2000(5)   10/31/1999(4)   10/31/1998(1)
                                                      -----------     -----------     -----------     -----------     ---------
NET ASSET VALUE, BEGINNING OF
   PERIOD .........................................   $     90.84     $    109.73     $    107.31     $     85.94     $   77.32
                                                      -----------     -----------     -----------     -----------     ---------
INVESTMENT OPERATIONS:
   Net investment income ..........................          1.73            1.56            1.43            1.41          0.98
   Net realized and unrealized
   gain (loss) on investments .....................         (6.77)         (18.86)           2.47           21.36          8.59
                                                      -----------     -----------     -----------     -----------     ---------
Total from investment
   operations .....................................         (5.04)         (17.30)           3.90           22.77          9.57
                                                      -----------     -----------     -----------     -----------     ---------
Undistributed net investment
   income included in price of
   units issued and redeemed,
   net ............................................          0.00(6)         0.00(6)         0.00(6)         0.08          0.05
                                                      -----------     -----------     -----------     -----------     ---------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................         (1.68)          (1.59)          (1.48)          (1.48)        (1.00)
                                                      -----------     -----------     -----------     -----------     ---------
Net asset value, end of
   period .........................................   $     84.12     $     90.84     $    109.73     $    107.31     $   85.94
                                                      ===========     ===========     ===========     ===========     =========
Total investment return (4) .......................         (5.71)%        (15.91)%          3.68%          26.71%        12.44%
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets:
   Net investment income ..........................          1.85%           1.51%           1.34%           1.37%         1.49%(2)
   Net expenses ...................................          0.18%           0.17%           0.17%           0.18%         0.18%(2)
   Net expenses excluding
     trustee earnings credit ......................          0.18%           0.18%           0.18%           0.18%         0.18%(2)
   Total expenses (7) .............................          0.18%           0.18%           0.36%           0.37%         2.35%(2)
 Portfolio turnover rate (3) ......................          0.26%          12.66%          23.85%          34.70%         3.23%
Net asset value, end of
   period (000's) .................................   $ 4,118,076     $ 2,734,476     $ 2,002,605     $ 1,040,988     $ 356,681

-----------
(1)  The Trust commenced operations on January 14, 1998.
(2)  Annualized.
(3) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of DIAMONDS.
(4) Total returns for periods of less than one year are not annualized and do not include transaction fees.
(5) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(6)  Amount shown represents less than $0.01.

(7) Excludes expenses reimbursed by the Sponsor and Trustee from the period January 14, 1998 through February 29, 2000 and the Sponsor from the period March 1, 2000 through October 31, 2000.



                 See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002
================================================================================

NOTE 1--ORGANIZATION

     DIAMONDS Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities consisting of substantially all of the component common stocks, which comprise the Dow Jones Industrial Average (the "DJIA"). Each unit of fractional undivided interest in the Trust is referred to as a "DIAMONDS Unit". The Trust commenced operations on January 14, 1998 upon the initial issuance of 500,000 DIAMONDS (equivalent to ten "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
     Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the previous closing sale price on the exchange which is deemed to be the principal market for the security. If there is no closing sale price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS
     Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
     The Trust declares and distributes dividends from net investment income to its unitholders monthly. The Trust will distribute net realized capital gains, if any, at least annually.

ORGANIZATION COSTS
     The Trust incurred organization costs of $2,307,929, which have been capitalized and are being charged to operations ratably over a period of 60 months.

FEDERAL INCOME TAX
     The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per share calculations in the financial highlights for all years presented exclude these differences. During the fiscal year ended October 31, 2002, the Trust reclassified $175,913,344 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. The Trust incurred net capital losses of $9,197,094 for the fiscal period ended October 31, 1999, $11,386,433 for the fiscal year ended October 31, 2000 and $2,065,467 for the fiscal year ended October 31, 2002. These losses may be utilized to offset any net realized capital gains through October 31, 2007, October 31, 2008 and October 31, 2010, respectively.

     The tax character of distributions paid during the year ended October 31, 2002, 2001 and 2000 were as follows:

DISTRIBUTIONS PAID FROM:               2002            2001             2000
                                   -----------      -----------      -----------
Ordinary Income .............      $62,477,206      $38,220,448      $24,417,662
Long Term Capital Gain ......             --               --               --
Return of Capital ...........             --               --               --
                                   -----------      -----------      -----------
   Total ....................      $62,477,206      $38,220,448      $24,417,662

     As of October 31, 2002, the components of distributable earnings (excluding unrealized appreciation (depreciation)) on a federal income tax basis were undistributed ordinary income of $6,295,375 and undistributed long term capital gain of $0.

NOTE 3--TRANSACTIONS WITH THE TRUSTEE AND SPONSOR

     In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the DJIA. For these services, the Trustee received a fee at the following annual rates for the year ended October 31, 2002:

                                          FEE AS A PERCENTAGE OF
NET ASSET VALUE OF THE TRUST           NET ASSET VALUE OF THE TRUST
-------------------------------        -----------------------------


$0--$499,999,999                 10/100  of 1%  per  annum  plus  or  minus  the
                                 Adjustment Amount

$500,000,000--$2,499,999,999     8/100  of  1%  per  annum  plus  or  minus  the
                                 Adjustment Amount

$2,500,000,000--and above        6/100  of  1%  per  annum  plus  or  minus  the
                                 Adjustment Amount

     The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of DIAMONDS and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended October 31, 2002, the Adjustment Amount decreased the Trustee's fee by $317,064. The Adjustment Amount included an excess of net transaction fees from processing orders of $255,458 and a Trustee earnings credit of $61,606.

     PDR Services LLC (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange LLC) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 18.00/100 of 1% per annum of the daily net asset value of the Trust. The amounts of such reimbursements by the Sponsor for the fiscal years ended October 31, 2000, October 31, 2001 and
October 31, 2002 were $2,597,968, $0 and $0 respectively. From the period November 1, 1999 through February 29, 2000, State Street Bank and Trust Company (the "Trustee") agreed to waive the Trustee's fee. The amount of such waiver by the Trustee for the fiscal year ended October 31, 2000 was $599,740.

     Dow Jones & Company, Inc. ("Dow Jones"), the American Stock Exchange LLC (the "AMEX"), and PDR Services (the "Sponsor") have entered into a License Agreement pursuant to which certain Dow Jones marks may be used in connection with the Trust subject to the payment of license fees.

NOTE 4--TRUST TRANSACTIONS IN DIAMONDS

     Transactions in DIAMONDS were as follows.

                                                        YEAR ENDED
                                                     OCTOBER 31, 2002
                                         --------------------------------------
                                             DIAMONDS               AMOUNTS
                                         ---------------        ---------------
DIAMONDS sold ....................            85,000,000        $ 8,317,016,274
DIAMONDS issued upon
    dividend reinvestment ............             2,297                210,273
DIAMONDS redeemed ................           (66,150,000)        (6,612,887,430)
Net income equalization ..........                  --                 (913,179)
                                         ---------------        ---------------
Net Increase .....................            18,852,297        $ 1,703,425,938
                                         ===============        ===============

                                        YEAR ENDED                            YEAR ENDED
                                    OCTOBER 31, 2001                      OCTOBER 31, 2000
                              ------------------------------         -----------------------------
                                DIAMONDS         AMOUNTS             DIAMONDS          AMOUNTS
                              -----------    ---------------         ----------    ---------------
DIAMONDS sold .........        76,050,000    $ 7,610,021,285         30,350,000    $ 3,242,757,491
DIAMONDS issued upon
    dividend reinvestment .         1,055            107,143                378             40,754
DIAMONDS redeemed .....       (64,200,000)    (6,415,321,305)       (21,800,000)    (2,350,623,906)
Net income equalization              --             (733,997)              --              (63,116)
                              -----------    ---------------        -----------    ---------------
Net Increase ..........        11,851,055    $ 1,194,073,126          8,550,378    $   892,111,223
                              ===========    ===============        ===========    ===============

     Except for under the Trust's dividend reinvestment plan, DIAMONDS are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 DIAMONDS. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per DIAMOND (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $1,000 is charged in connection with each creation or redemption of Creation Units through the DIAMONDS Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5--INVESTMENT TRANSACTIONS

     For the fiscal year ended October 31, 2002, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $5,051,905,266, $3,348,918,635, $9,155,085 and $9,089,365,
respectively. At October 31, 2002, the cost of investments for federal income tax purposes was $5,421,644,979 accordingly, gross unrealized appreciation was $15,016,048, and gross unrealized depreciation was $1,326,571,873, resulting in net unrealized depreciation of $1,311,555,825. For the year ended October 31, 2002, State Street Corporation earned approximately $1,200 of brokerage commissions from investment transactions.

NOTE 6--TAX INFORMATION (UNAUDITED)

     For  Federal  income  tax  purposes,   the  percentage  of  Trust  ordinary
distributions which qualify for the corporate dividends received deduction for the fiscal year ended October 31, 2002 is 100%.

DIAMONDS TRUST, SERIES 1
SCHEDULE OF INVESTMENTS

OCTOBER 31, 2002
================================================================================

COMMON STOCK                                            SHARES         VALUE
-------------                                         ---------   --------------
3M Co. .......................................        3,394,832   $  430,939,974
Alcoa, Inc. ..................................        3,394,832       74,889,994
American Express Co. .........................        3,394,832      123,470,040
AT&T Corp. ...................................        3,394,832       44,268,609
Boeing Co. ...................................        3,394,832      100,996,252
Caterpillar, Inc. ............................        3,394,832      138,678,887
Citigroup, Inc. ..............................        3,394,832      125,439,042
Coca-Cola Co. (The) ..........................        3,394,832      157,791,791
Disney (Walt) Co. (The) ......................        3,394,832       56,693,694
Du Pont (E.I.) de Nemours ....................        3,394,832      140,036,820
Eastman Kodak Co. ............................        3,394,832      111,859,714
Exxon Mobil Corp. ............................        3,394,832      114,270,045
General Electric Co. .........................        3,394,832       85,719,508
General Motors Corp. .........................        3,394,832      112,878,164
Hewlett-Packard Co. ..........................        3,394,832       53,638,346
Home Depot, Inc. .............................        3,394,832       98,042,748
Honeywell International, Inc. ................        3,394,832       81,272,278
Intel Corp. ..................................        3,394,832       58,730,594
International Business Machines Corp. ........        3,394,832      267,988,038
International Paper Co. ......................        3,394,832      118,581,482
J.P. Morgan Chase & Co. ......................        3,394,832       70,442,764
Johnson & Johnson Company ....................        3,394,832      199,446,380
McDonald's Corp. .............................        3,394,832       61,480,408
Merck & Co., Inc. ............................        3,394,832      184,135,688
Microsoft Corp.* .............................        3,394,832      181,521,667
Philip Morris Cos., Inc. .....................        3,394,832      138,339,404
Procter & Gamble Co. .........................        3,394,832      300,272,890
SBC Communications Inc. ......................        3,394,832       87,111,389
United Technologies Corp. ....................        3,394,832      209,359,290
Wal-Mart Stores, Inc. ........................        3,394,832      181,793,254
                                                                  --------------
Total Investments -- (Cost $5,420,867,943) ...                    $4,110,089,154
                                                                  ==============

-----------
(*) Denotes non-income producing security.



                 See accompanying notes to financial statements

                                    THE TRUST

     The Trust, an exchange traded fund or "ETF", is a registered investment company which both (a) continuously issues and redeems "in-kind" its shares, known as DIAMONDS, only in large lot sizes called Creation Units at their once-daily NAV and (b) lists DIAMONDS individually for trading on the American Stock Exchange at prices established throughout the trading day, like any other listed equity security trading in the secondary market on the Exchange.

CREATION OF CREATION UNITS

     Portfolio Deposits may be made through the DIAMONDS Clearing Process or outside the DIAMONDS Clearing Process only by a person who executed a Participant Agreement with the Distributor and the Trustee. The Distributor shall reject any order that is not submitted in proper form. A creation order is deemed received by the Distributor on the date on which it is placed ("Transmittal Date") if (a) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (b) all other procedures set forth in the Participant Agreement are properly followed. The Transaction Fee is charged at the time of creation of a Creation Unit, and an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged for creations outside the DIAMONDS Clearing Process, in part due to the increased expense associated with settlement.

     The Trustee, at the direction of the Sponsor, may increase*, reduce or waive the Transaction fee (and/or the additional amounts charged in connection with creations and/or redemptions outside the DIAMONDS Clearing Process) for certain lot-size creations and/or redemptions of Creation Units. The Sponsor has the right to vary the lot-size of Creation Units subject to such an increase, reduction or waiver. The existence of any such variation shall be disclosed in the then current DIAMONDS Prospectus.

     The DJIA is a price-weighted stock index; that is, the component stocks of the DJIA are represented in exactly equal share amounts and therefore are accorded relative importance in the DJIA based on their prices. The shares of common stock of the stock portion of a Portfolio Deposit on any date of deposit will reflect the composition of the component stocks of the DJIA on such day. The portfolio of Index Securities that is the basis for a Portfolio Deposit varies as changes are made in the composition of the Index Securities. The Trustee makes available to NSCC** before the commencement of trading


-----------
 *  Such increase is subject to the 10 Basis Point Limit.

** As of December 31, 2002, the Depository Trust and Clearing Corporation ("DTCC") owned 100% of the issued and outstanding shares of common stock of NSCC. Also, as of such date, the National Association of Securities Dealers, Inc., the parent Company of the Exchange, owned 3.6372% of the issued and outstanding shares of common stock of DTCC ("DTCC Shares"), the Exchange owned 3.6372% of DTCC Shares, the American Stock Exchange Clearing Corporation LLC, a wholly-owned subsidiary of the Exchange, owned 0.0016% of DTCC Shares and the Trustee owned 4.59% of DTCC Shares.

on each Business Day a list of the names and required number of shares of each of the Index Securities in the current Portfolio Deposit as well as the amount of the Dividend Equivalent Payment for the previous Business Day. Under certain extraordinary circumstances which may make it impossible for the Trustee to provide such information to NSCC on a given Business Day, NSCC shall use the information regarding the identity of the Index Securities of the Portfolio Deposit on the previous Business Day. The identity of each Index Security required for a Portfolio Deposit, as in effect on October 31, 2002, is set forth in the above Schedule of Investments. The Sponsor makes available (a) on each Business Day, the Dividend Equivalent Payment effective through and including the previous Business Day, per outstanding DIAMONDS unit, and (b) every 15 seconds throughout the day at the Exchange a number representing, on a per DIAMONDS unit basis, the sum of the Dividend Equivalent Payment effective through and including the previous Business Day, plus the current value of the securities portion of a Portfolio Deposit as in effect on such day (which value may occasionally include a cash in lieu amount to compensate for the omission of a particular Index Security from such Portfolio Deposit). Such information is calculated based upon the best information available to the Sponsor and may be calculated by other persons designated to do so by the Sponsor. The inability of the Sponsor to provide such information will not in itself result in a halt in the trading of DIAMONDS on the Exchange. Investors interested in creating DIAMONDS or purchasing DIAMONDS in the secondary market should not rely solely on such information in making investment decisions but should also consider other market information and relevant economic and other factors (including, without limitation, information regarding the DJIA, the Index Securities and financial instruments based on the DJIA).


     Upon receipt of one or more Portfolio Deposits, following placement with the Distributor of an order to create DIAMONDS, the Trustee (a) delivers one or more Creation Units to DTC, (b) removes the DIAMONDS unit position from its account at DTC and allocates it to the account of the DTC Participant acting on behalf of the investor creating Creation Unit(s), (c) increases the aggregate value of the Portfolio, and (d) decreases the fractional undivided interest in the Trust represented by each DIAMONDS unit.

     Under certain circumstances, (a) a portion of the stock portion of a Portfolio Deposit may consist of contracts to purchase certain Index Securities or (b) a portion of the Cash Component may consist of cash in an amount required to enable the Trustee to purchase such Index Securities. If there is a failure to deliver Index Securities that are the subject of such contracts to purchase, the Trustee will acquire such Index Securities in a timely manner. To the extent the price of any such Index Security increases or decreases between the time of creation and the time of its purchase and delivery, DIAMONDS will represent fewer or more shares of such Index Security. Therefore, price fluctuations during the period from the time the cash is received by the Trustee to the time the requisite Index Securities are purchased and delivered will affect the value of all DIAMONDS.

PROCEDURES FOR CREATION OF CREATION UNITS

     All creation orders must be placed in Creation Units and must be received by the Distributor by no later than the closing time of the regular trading session on the New York Stock Exchange, Inc. ("Closing Time") (ordinarily 4:00 p.m. New York time) in each case on the date such order is placed in order for creation to be effected based on the NAV of the Trust as determined on such date. Orders must be transmitted by telephone or other transmission method acceptable to the Distributor and the Trustee, pursuant to procedures set forth in the Participant Agreement and described in this prospectus. Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor, the Trustee, a Participating Party or a DTC Participant.

     All questions as to the number of shares of each Index Security, the amount of the Cash Component and the validity, form, eligibility (including time of receipt) and acceptance for deposit of any Index Securities to be delivered are determined by the Trustee. The Trustee may reject a creation order if (a) the depositor or group of depositors, upon obtaining the DIAMONDS ordered, would own 80% or more of the current outstanding DIAMONDS, (b) the Portfolio Deposit is not in proper form; (c) acceptance of the Portfolio Deposit would have certain adverse tax consequences; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance of the Portfolio Deposit would otherwise have an adverse effect on the Trust or the rights of Beneficial Owners; or (f) circumstances outside the control of the Trustee make it for all practical purposes impossible to process creations of DIAMONDS. The Trustee and the Sponsor are under no duty to give notification of any defects or irregularities in the delivery of Portfolio Deposits or any component thereof and neither of them shall incur any liability for the failure to give any such notification.

PLACEMENT OF CREATION ORDERS USING DIAMONDS CLEARING PROCESS

     Creation Units created through the DIAMONDS Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Trustee to transmit to the Participating Party such trade instructions as are necessary to effect the creation order. Pursuant to the trade instructions from the Trustee to NSCC, the Participating Party agrees to transfer the requisite Index Securities (or contracts to purchase such Index Securities that are expected to be delivered through the DIAMONDS Clearing Process in a "regular way" manner by the third NSCC Business Day) and the Cash Component to the Trustee, together with such additional information as may be required by the Trustee.

PLACEMENT OF CREATION ORDERS OUTSIDE DIAMONDS CLEARING PROCESS

     Creation Units created outside the DIAMONDS Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement and has stated in its order that it is not using the DIAMONDS Clearing Process and that creation will instead be effected through a transfer of stocks and cash. The requisite number of Index Securities must be delivered through DTC to the account of the Trustee by no later than 11:00 a.m. of the next Business Day immediately following the Transmittal Date. The Trustee, through the Federal Reserve Bank wire transfer system, must receive the Cash Component no later than 2:00 p.m. on the next Business Day immediately following the Transmittal Date. If the Trustee does not receive both the requisite Index Securities and the Cash Component in a timely fashion, the order will be cancelled. Upon written notice to the Distributor, the cancelled order may be resubmitted the following Business Day using a Portfolio Deposit as newly constituted to reflect the current NAV of the Trust. The delivery of DIAMONDS so created will occur no later than the third (3rd) Business Day following the day on which the creation order is deemed received by the Distributor.

SECURITIES DEPOSITORY; BOOK-ENTRY-ONLY SYSTEM

     DTC acts as securities depository for DIAMONDS. DIAMONDS are represented by a single global security, registered in the name of Cede & Co., as nominee for DTC and deposited with, or on behalf of, DTC.

     DTC is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code, and a "clearing agency" registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934. DTC holds securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants through electronic book-entry changes in their accounts, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC.* Access to DTC system also is available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

     Upon the settlement date of any creation, transfer or redemption of DIAMONDS, DTC credits or debits, on its book-entry registration and transfer system, the amount of DIAMONDS so created, transferred or redeemed to the accounts of the appropriate DTC Participants. The accounts to be credited and charged are designated by the Trustee to NSCC, in the case of a creation or redemption through the DIAMONDS Clearing Process, or by the Trustee and the DTC Participant, in the case of a creation or redemption outside of the DIAMONDS Clearing Process. Beneficial ownership of DIAMONDS is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in DIAMONDS (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC


-----------
* As of December 31, 2002, DTCC owned 100% of the issued and outstanding shares of the common stock of DTC.

Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners are expected to receive from or through the DTC Participant a written confirmation relating to their purchase of DIAMONDS. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in DIAMONDS.

     As long as Cede & Co., as nominee of DTC, is the registered owner of DIAMONDS, references to the registered or record owner of DIAMONDS shall mean Cede & Co. and shall not mean the Beneficial Owners of DIAMONDS. Beneficial Owners of DIAMONDS are not entitled to have DIAMONDS registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and will not be considered the record or registered holders thereof under the Trust Agreement. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights under the Trust Agreement.

     The Trustee recognizes DTC or its nominee as the owner of all DIAMONDS for all purposes except as expressly set forth in the Trust Agreement. Pursuant to the agreement between the Trustee and DTC ("Depository Agreement"), DTC is required to make available to the Trustee upon request and for a fee to be charged to the Trust a listing of the DIAMONDS holdings of each DTC Participant. The Trustee inquires of each such DTC Participant as to the number of Beneficial Owners holding DIAMONDS, directly or indirectly, through the DTC Participant. The Trustee provides each such DTC Participant with copies of such notice, statement or other communication, in the form, number and at the place as the DTC Participant may reasonably request, in order that the notice, statement or communication may be transmitted by the DTC Participant, directly or indirectly, to the Beneficial Owners. In addition, the Trust pays to each such DTC Participant a fair and reasonable amount as reimbursement for the expense attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

     Distributions are made to DTC or its nominee, Cede & Co. DTC or Cede & Co., upon receipt of any payment of distributions in respect of DIAMONDS, is required immediately to credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in DIAMONDS, as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of DIAMONDS held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants. Neither the Trustee nor the Sponsor has or will have any responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in DIAMONDS, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

     DTC may discontinue providing its service with respect to DIAMONDS at any time by giving notice to the Trustee and the Sponsor and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trustee and the Sponsor shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to terminate the Trust.

                             REDEMPTION OF DIAMONDS

     DIAMONDS are redeemable only in Creation Units. Creation Units are redeemable in kind only and are not redeemable for cash except as described under "Summary--Highlights--Termination of the Trust."

PROCEDURES FOR REDEMPTION OF CREATION UNITS

     Redemption   orders  must  be  placed  with  a  Participating   Party  (for
redemptions through the DIAMONDS Clearing Process) or DTC Participant (for redemptions outside the DIAMONDS Clearing Process), as applicable, in the form required by such Participating Party or DTC Participant. A particular broker may not have executed a Participant Agreement, and redemption orders may have to be placed by the broker through a Participating Party or a DTC Participant who has executed a Participant Agreement. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Redeemers should afford sufficient time to permit (a) proper submission of the order by a Participating Party or DTC Participant to the Trustee and (b) the receipt of the DIAMONDS to be redeemed and any Excess Cash Amounts by the Trustee in a timely manner. Orders for redemption effected outside the DIAMONDS Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the DIAMONDS Clearing Process. These deadlines vary by institution. Persons redeeming outside the DIAMONDS Clearing Process are required to transfer DIAMONDS through DTC and the Excess Cash amounts, if any, through the Federal Reserve Bank wire transfer system in a timely manner.

     Requests for redemption may be made on any Business Day to the Trustee and not to the Distributor. In the case of redemptions made through the DIAMONDS Clearing Process, the Transaction Fee is deducted from the amount delivered to the redeemer. In the case of redemptions outside the DIAMONDS Clearing Process, the Transaction Fee plus an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit per Creation Unit redeemed, and such amount is deducted from the amount delivered to the redeemer.

     The Trustee transfers to the redeeming Beneficial Owner via DTC and the relevant DTC Participant(s) a portfolio of stocks for each Creation Unit delivered, generally identical in weighting and composition to the stock portion of a Portfolio Deposit as in effect (a) on the date a request for redemption is deemed received by the Trustee or (b) in the case of the termination of the Trust, on the date that notice of the termination of the Trust is given. The Trustee also transfers via the relevant DTC Participant(s) to the redeeming Beneficial Owner a "Cash Redemption Payment," which on any given Business Day is an amount identical to the amount of the Cash Component and is equal to a proportional amount of the following: dividends on the Portfolio Securities for the period through the date of redemption, net of expenses and liabilities for such period including, without limitation, (i) taxes or other governmental charges against the Trust not previously deducted if any, and (ii) accrued fees of the Trustee and other expenses of the Trust, as if the Portfolio Securities had been held for the entire accumulation period for such distribution, plus or minus the Balancing Amount. The redeeming Beneficial Owner must deliver to the Trustee any amount by which the amount payable to the Trust by such Beneficial Owner exceeds the amount of the Cash Redemption Payment ("Excess Cash Amounts"). For redemptions through the DIAMONDS Clearing Process, the Trustee effects a transfer of the Cash Redemption Payment and stocks to the redeeming Beneficial Owner by the third (3rd) NSCC Business Day following the date on which request for redemption is deemed received. For redemptions outside the DIAMONDS Clearing Process, the Trustee transfers the Cash Redemption Payment and the stocks to the redeeming Beneficial Owner by the third (3rd) Business Day following the date on which the request for redemption is deemed received. The Trustee will cancel all DIAMONDS delivered upon redemption.

     If the Trustee determines that an Index Security is likely to be unavailable or available in insufficient quantity for delivery by the Trust upon redemption, the Trustee may elect to deliver the cash equivalent value of any such Index Securities, based on its market value as of the Evaluation Time on the date such redemption is deemed received by the Trustee as a part of the Cash Redemption Payment in lieu thereof.

     If a redeemer is restricted by regulation or otherwise from investing or engaging in a transaction in one or more Index Securities, the Trustee may elect to deliver the cash equivalent value based on the market value of any such Index Securities as of the Evaluation Time on the date of the redemption as a part of the Cash Redemption Payment in lieu thereof. In such case, the investor will pay the Trustee the standard Transaction Fee, and may pay an additional amount equal to the actual amounts incurred in connection with such transaction(s) but in any case not to exceed three (3) times the Transaction Fee applicable for one Creation Unit.

     The Trustee upon the request of a redeeming investor, may elect to redeem Creation Units in whole or in part by providing such redeemer, with a portfolio of stocks differing in exact composition from Index Securities but not differing in NAV from the then-current Portfolio Deposit. Such a redemption is likely to be made only if it were determined that it would be appropriate in order to maintain the Trust's correspondence to the composition and weighting of the DJIA Index.

     The Trustee may sell Portfolio Securities to obtain sufficient cash proceeds to deliver to the redeeming Beneficial Owner. To the extent cash proceeds are received by the Trustee in excess of the required amount, such cash proceeds shall be held by the Trustee and applied in accordance with the guidelines applicable to residual cash set forth under "The Portfolio--Portfolio Securities Conform to the DJIA".

     All redemption orders must be transmitted to the Trustee by telephone or other transmission method acceptable to the Trustee so as to be received by the Trustee not later than the Closing Time on the Transmittal Date, pursuant to procedures set forth in the Participant Agreement. Severe economic or market disruption or changes, or telephone or other communication failure, may impede the ability to reach the Trustee, a Participating Party, or a DTC Participant.

     The calculation of the value of the stocks and the Cash Redemption Payment to be delivered to the redeeming Beneficial Owner is made by the Trustee according to the procedures set forth under "Valuation" and is computed as of the Evaluation Time on the Business Day on which a redemption order is deemed received by the Trustee. Therefore, if a redemption order in proper form is submitted to the Trustee by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite DIAMONDS are delivered to the Trustee prior to DTC Cut-Off Time on such Transmittal Date, then the value of the stocks and the Cash Redemption Payment to be delivered to the Beneficial Owner is determined by the Trustee as of the Evaluation Time on such Transmittal Date. If, however, a redemption order is submitted not later than the Closing Time on a Transmittal Date but either (a) the requisite DIAMONDS are NOT delivered by DTC Cut-Off Time on the next Business Day immediately following such Transmittal Date or (b) the redemption order is not submitted in proper form, then the redemption order is not deemed received as of such Transmittal Date. In such case, the value of the stocks and the Cash Redemption Payment to be delivered to the Beneficial Owner is computed as of the Evaluation Time on the Business Day that such order is deemed received by the Trustee, I.E., the Business Day on which the DIAMONDS are delivered through DTC to the Trustee by DTC Cut-Off Time on such Business Day pursuant to a properly submitted redemption order.

     The Trustee may suspend the right of redemption, or postpone the date of payment of the NAV for more than five (5) Business Days following the date on which the request for redemption is deemed received by the Trustee (a) for any period during which the New York Stock Exchange is closed, (b) for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, (c) or for such other period as the SEC may by order permit for the protection of Beneficial Owners. Neither the Sponsor nor the Trustee is liable to any person or in any way for any loss or damages that may result from any such suspension or postponement.

PLACEMENT OF REDEMPTION ORDERS USING DIAMONDS CLEARING PROCESS

     A redemption order made through the DIAMONDS Clearing Process is deemed received on the Transmittal Date if (a) such order is received by the Trustee not later than the Closing Time on such Transmittal Date and (b) all other procedures set forth in the Participant Agreement are properly followed. The order is effected based on the NAV of the Trust as determined as of the Evaluation Time on the Transmittal Date. A redemption order made through the DIAMONDS Clearing Process and received by the Trustee after the Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date. The Participant Agreement authorizes the Trustee to transmit to NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party's redemption order. Pursuant to such trade instructions from the Trustee to NSCC, the Trustee transfers the requisite stocks (or contracts to purchase such stocks which are expected to be delivered in a "regular way" manner) by the third (3rd) NSCC Business Day following the date on which the request for redemption is deemed received, and the Cash Redemption Payment.

PLACEMENT OF REDEMPTION ORDERS OUTSIDE DIAMONDS CLEARING PROCESS

     A DTC Participant who wishes to place an order for redemption of DIAMONDS to be effected outside the DIAMONDS Clearing Process need not be a Participating Party, but its order must state that the DTC Participant is not using the DIAMONDS Clearing Process and that redemption will instead be effected through transfer of DIAMONDS directly through DTC. An order is deemed received by the Trustee on the Transmittal Date if (a) such order is received by the Trustee not later than the Closing Time on such Transmittal Date, (b) such order is preceded or accompanied by the requisite number of DIAMONDS specified in such order, which delivery must be made through DTC to the Trustee no later than 11:00 a.m. on the next Business Day immediately following such Transmittal Date ("DTC Cut-Off Time") and (iii) all other procedures set forth in the Participant Agreement are properly followed. Any Excess Cash Amounts owed by the Beneficial Owner must be delivered no later than 2:00 p.m. on the next Business Day immediately following the Transmittal Date.

     The Trustee initiates procedures to transfer the requisite stocks (or contracts to purchase such stocks that are expected to be delivered within three Business Days and the Cash Redemption Payment to the redeeming Beneficial Owner by the third Business Day following the Transmittal Date.


                                  THE PORTFOLIO

     Because the objective of the Trust is to provide investment results that, before expenses, generally correspond to the price and yield performance of the DJIA, the Portfolio at any time will consist of as many of Index Securities as is practicable. It is anticipated that cash or cash items (other than dividends held for distribution) normally would not be a substantial part of the Trust's net assets. Although the Trust may at any time fail to own certain of Index Securities, the Trust will be substantially invested in Index Securities and the Sponsor believes that such investment should result in a close correspondence between the investment performance of the DJIA and that derived from ownership of DIAMONDS.

PORTFOLIO SECURITIES CONFORM TO THE DJIA

     The DJIA is a price-weighted index of 30 component common stocks, the components of which are determined by the editors of THE WALL STREET JOURNAL, without any consultation with the companies, the respective stock exchange or any official agency.

     The Trust is not managed and therefore the adverse financial condition of an issuer does not require the sale of stocks from the Portfolio. The Trustee on a non-discretionary basis adjusts the composition of the Portfolio to conform to changes in the composition and/or weighting structure of Index Securities. To the extent that the method of determining the DJIA is changed by Dow Jones in a manner that would affect the adjustments provided for herein, the Trustee and the Sponsor have the right to amend the Trust Agreement, without the consent of DTC or Beneficial Owners, to conform the adjustments to such changes and to maintain the objective of tracking the DJIA.

     The Trustee aggregates certain of these adjustments and makes conforming changes to the Portfolio at least monthly. The Trustee directs its stock transactions only to brokers or dealers, which may include affiliates of the Trustee, from whom it expects to obtain the most favorable prices or execution of orders. Adjustments are made more frequently in the case of significant changes to the DJIA. Specifically, the Trustee is required to adjust the composition of the Portfolio whenever there is a change in the identity of any Index Security (I.E., a substitution of one security for another) within three
(3) Business Days before or after the day on which the change is scheduled to take effect. While other DJIA changes may lead to adjustments in the Portfolio, the most common changes are likely to occur as a result of changes in the Index Securities included in the DJIA and as a result of stock splits. The Trust Agreement sets forth the method of adjustments which may occur thereunder as a result of corporate actions to the DJIA, such as stock splits or changes in the identity of the component stocks.

     For example, in the event of an Index Security change (in which the common stock of one issuer held in the DJIA is replaced by the common stock of another), the Trustee may sell all shares of the Portfolio Security corresponding to the old Index Security and use the proceeds of such sale to purchase the replacement Portfolio Security corresponding to the new Index Security. If the share price of the removed Portfolio Security was higher than the price of its replacement, the Trustee will calculate how to allocate the proceeds of the sale of the removed Portfolio Security between the purchase of its replacement and purchases of additional shares of other Portfolio Securities so that the number of shares of each Portfolio Security after the transactions would be as nearly equal as practicable. If the share price of the removed Portfolio Security was lower than the price of its replacement, the Trustee will calculate the number of shares of each of the other Portfolio Securities that must be sold in order to purchase enough shares of the replacement Portfolio Security so that the number of shares of each Portfolio Security after the transactions would be as nearly equal as practicable.

     In the event of a stock split, the price weighting of the stock which is split will drop. The Trustee may make the corresponding adjustment by selling the additional shares of the Portfolio Security received from the stock split. The Trustee may then use the proceeds of the sale to buy an equal number of shares of each Portfolio Security-including the Portfolio Security which had just experienced a stock split. In practice, of course, not all the shares received in the split would be sold: enough of those shares would be retained to make an increase in the number of split shares equal to the increase in the number of shares in each of the other Portfolio Securities purchased with the proceeds of the sale of the remaining shares resulting from such split.

     As a result of the purchase and sale of stock in accordance with these requirements, or the creation of Creation Units, the Trust may hold some amount of residual cash (other than cash held temporarily due to timing differences between the sale and purchase of stock or cash delivered in lieu of Index Securities or undistributed income or undistributed capital gains). This amount may not exceed for more than two (2) consecutive Business Days 5/10th of 1 percent of the value of the Portfolio. If the Trustee has made all required adjustments and is left with cash in excess of 5/10th of 1 percent of the value of the Portfolio, the Trustee will use such cash to purchase additional Index Securities.

     All portfolio adjustments are made as described herein unless such adjustments would cause the Trust to lose its status as a "regulated investment company" under Subchapter M of the Code. Additionally, the Trustee is required to adjust the composition of the Portfolio at any time to insure the continued qualification of the Trust as a regulated investment company.

     The Trustee relies on Dow Jones for information as to the composition and weightings of Index Securities. If the Trustee becomes incapable of obtaining or processing such information or NSCC is unable to receive such information from the Trustee on any Business Day, the Trustee shall use the composition and weightings of Index Securities for the most recently effective Portfolio Deposit for the purposes of all adjustments and determinations (including, without limitation, determination of the stock portion of the Portfolio Deposit) until the earlier of (a) such time as current information with respect to Index Securities is available or (b) three (3) consecutive Business Days have elapsed. If such current information is not available and three (3) consecutive Business Days have elapsed, the composition and weightings of Portfolio Securities (as opposed to Index Securities) shall be used for the purposes of all adjustments and determinations (including, without limitation, determination of the stock portion of the Portfolio Deposit) until current information with respect to Index Securities is available.

     If the Trust is terminated, the Trustee shall use the composition and weightings of Portfolio Securities as of such notice date for the purpose and determination of all redemptions or other required uses of the basket.

     From time to time Dow Jones may adjust the composition of the DJIA because of a merger or acquisition involving one or more Index Securities. In such cases, the Trust, as shareholder of an issuer that is the object of such merger or acquisition activity, may receive various offers from would-be acquirors of the issuer. The Trustee is not permitted to accept any such offers until such time as it has been determined that the stocks of the issuer will be removed from the DJIA. As stocks of an issuer are often removed from the DJIA only after the consummation of a merger or acquisition of such issuer, in selling the securities of such issuer the Trust may receive, to the extent that market prices do not provide a more attractive alternative, whatever consideration is being offered to the shareholders of such issuer that have not tendered their shares prior to such time. Any cash received in such transactions is reinvested in Index Securities in accordance with the criteria set forth above. Any stocks received as a part of the consideration that are not Index Securities are sold as soon as practicable and the cash proceeds of such sale are reinvested in accordance with the criteria set forth above.

ADJUSTMENTS TO THE PORTFOLIO DEPOSIT

     On each Business Day (each such day an "Adjustment Day"), the number of shares and identity of each Index Security in a Portfolio Deposit are adjusted in accordance with the following procedure. At the close of the market the Trustee calculates the NAV of the Trust. The NAV is divided by the number of outstanding DIAMONDS multiplied by 50,000 DIAMONDS in one Creation Unit, resulting in a NAV per Creation Unit ("NAV Amount"). The Trustee then calculates the number of shares (without rounding) of each of the component stocks of the DJIA in a Portfolio Deposit for the following Business Day ("Request Day"), so that (a) the market value at the close of the market on the Adjustment Day of the stocks to be included in the Portfolio Deposit on Request Day, together with the Dividend Equivalent Payment effective for requests to create or redeem on the Adjustment Day, equals the NAV Amount and (b) the identity and weighting of each of the stocks in a Portfolio Deposit mirrors proportionately the identity and weightings of the stocks in the DJIA, each as in effect on Request Day. For each stock, the number resulting from such calculation is rounded down to the nearest whole share. The identities and weightings of the stocks so calculated constitute the stock portion of the Portfolio Deposit effective on Request Day and thereafter until the next subsequent Adjustment Day, as well as Portfolio Securities to be delivered by the Trustee in the event of request for redemption on the Request Day and thereafter until the following Adjustment Day.

     In addition to the foregoing adjustments, if a corporate action such as a stock split, stock dividend or reverse split occurs with respect to any Index Security that does not result in an adjustment to the DJIA divisor, the Portfolio Deposit shall be adjusted to take into account the corporate action in each case rounded to the nearest whole share.

     On the Request Day and on each day that a request for the creation or redemption is deemed received, the Trustee calculates the market value of the stock portion of the Portfolio Deposit as in effect on the Request Day as of the close of the market and adds to that amount the Dividend Equivalent Payment effective for requests to create or redeem on Request Day (such market value and Dividend Equivalent Payment are collectively referred to herein as "Portfolio Deposit Amount"). The Trustee then calculates the NAV Amount, based on the close of the market on the Request Day. The difference between the NAV Amount so calculated and the Portfolio Deposit Amount is the "Balancing Amount". The Balancing Amount serves the function of compensating for any differences between the value of the Portfolio Deposit Amount and the NAV Amount at the close of trading on Request Day due to, for example, (a) differences in the market value of the securities in the Portfolio Deposit and the market value of the Securities on Request Day and (b) any variances from the proper composition of the Portfolio Deposit due to rounding.

     The Dividend Equivalent Payment and the Balancing Amount in effect at the close of business on the Request Date are collectively referred to as the Cash Component or the Cash Redemption Payment. If the Balancing Amount is a positive number (I.E., if the NAV Amount exceeds the Portfolio Deposit Amount) then, with respect to creation, the Balancing Amount increases the Cash Component of the then effective Portfolio Deposit transferred to the Trustee by the creator. With respect to redemptions, the Balancing Amount is added to the cash transferred to the redeemer by the Trustee. If the Balancing Amount is a negative number (I.E., if the NAV Amount is less than the Portfolio Deposit Amount) then, with respect to creation, this amount decreases the Cash Component of the then effective Portfolio Deposit to be transferred to the Trustee by the creator or, if such cash portion is less than the Balancing Amount, the difference must be paid by the Trustee to the creator. With respect to redemptions, the Balancing Amount is deducted from the cash transferred to the redeemer or, if such cash is less than the Balancing Amount, the difference must be paid by the redeemer to the Trustee.

     If the Trustee has included the cash equivalent value of one or more Index Securities in the Portfolio Deposit because the Trustee has determined that such Index Securities are likely to be unavailable or available in insufficient quantity for delivery, of if a creator or redeemer is restricted from investing or engaging in transactions in one or more of such Index Securities, the Portfolio Deposit so constituted shall determine the Index Securities to be delivered in connection with the creation of DIAMONDS in Creation Unit size aggregations and upon the redemption of DIAMONDS until the time the stock portion of the Portfolio Deposit is subsequently adjusted.


                                    THE DJIA

     The DJIA was first published in 1896. Initially comprised of 12 companies, the DJIA has evolved into the most recognizable stock indicator in the world, and the only index composed of companies that have sustained earnings performance over a significant period of time. In its second century, the DJIA is the oldest continuous barometer of the U.S. stock market, and the most widely quoted indicator of U.S. stock market activity.

     The 30 stocks now comprising the DJIA are all leaders in their respective industries, and their stocks are widely held by individuals and institutional investors. These stocks represent more than one-quarter of the $12.7 trillion market value of all US common stocks.

     Dow Jones is not responsible for and shall not participate in the creation or sale of DIAMONDS or in the determination of the timing of, prices at, or quantities and proportions in which purchases or sales of Index Securities or Securities shall be made. The information in this Prospectus concerning Dow Jones and the DJIA has been obtained from sources that the Sponsor believes to be reliable, but the Sponsor takes no responsibility for the accuracy of such information.


     The following table shows the actual performance of the DJIA for the years 1896 through 2002. Stock prices fluctuated widely during this period and were higher at the end than at the beginning. The results shown should not be considered as a representation of the income yield or capital gain or loss that may be generated by the DJIA in the future, nor should the results be considered as a representation of the performance of the Trust.

YEAR                  DJIA          POINT        YEAR %                     %
ENDED                CLOSE         CHANGE        CHANGE      DIVS         YIELD
-----              --------      --------       -------     ------        -----
2002 .........      8341.63      -1679.87       -16.76%     189.68        2.27%
2001 .........     10021.50       -765.35         -7.10     181.07        1.81
2000 .........     10786.85       -710.27         -6.18     172.08        1.60
1999 .........     11497.12      2,315.69         25.20     168.52        1.47
1998 .........      9181.43      1,273.18         16.10     151.13        1.65
1997 .........      7908.25      1,459.98         22.60     136.10        1.72
1996 .........      6448.27      1,331.20         26.00     131.14        2.03
1995 .........      5117.12      1,282.70         33.50     116.56        2.28
1994 .........      3834.44         80.30          2.10     105.66        2.76
1993 .........      3754.09        453.00         13.70      99.66        2.65
1992 .........      3301.11        132.30          4.20     100.72        3.05
1991 .........      3168.83        535.20         20.30      95.18        3.00
1990 .........      2633.66       -119.50         -4.30     103.70        3.94
1989 .........      2753.20        584.60         27.00     103.00        3.74
1988 .........      2168.57        229.70         11.80      79.53        3.67
1987 .........      1938.83         42.90          2.30      71.20        3.67
1986 .........      1895.95        349.30         22.60      67.04        3.54
1985 .........      1546.67        335.10         27.70      62.03        4.01
1984 .........      1211.57        -47.10         -3.70      60.63        5.00
1983 .........      1258.64        212.10         20.30      56.33        4.48
1982 .........      1046.54        171.50         19.60      54.14        5.17
1981 .........       875.00        -89.00         -9.20      56.22        6.43
1980 .........       963.99        125.30         14.90      54.36        5.64
1979 .........       838.74         33.70          4.20      50.98        6.08
1978 .........       805.01        -26.20         -3.10      48.52        6.03
1977 .........       831.17       -173.50        -17.30      45.84        5.52
1976 .........      1004.65        152.20         17.90      41.40        4.12
1975 .........       852.41        236.20         38.30      37.46        4.39

YEAR                  DJIA          POINT        YEAR %                     %
ENDED                CLOSE         CHANGE        CHANGE      DIVS         YIELD
-----              --------      --------       -------     ------        -----
1974 .........       616.24       -234.60       -27.60%      37.72        6.12%
1973 .........       850.86       -169.20        -16.60      35.33        4.15
1972 .........      1020.02        129.80         14.60      32.27        3.16
1971 .........       890.20         51.30          6.10      30.86        3.47
1970 .........       838.92         38.60          4.80      31.53        3.76
1969 .........       800.36       -143.40        -15.20      33.90        4.24
1968 .........       943.75         38.60          4.30      31.34        3.32
1967 .........       905.11        119.40         15.20      30.19        3.34
1966 .........       785.69       -183.60        -18.90      31.89        4.06
1965 .........       969.26         95.10         10.90      28.61        2.95
1964 .........       874.13        111.20         14.60      31.24        3.57
1963 .........       762.95        110.90         17.00      23.41        3.07
1962 .........       652.10        -79.00        -10.80      23.30        3.57
1961 .........       731.14        115.30         18.70      22.71        3.11
1960 .........       615.89        -63.50         -9.30      21.36        3.47
1959 .........       679.36         95.70         16.40      20.74        3.05
1958 .........       583.65        148.00         34.00      20.00        3.43
1957 .........       435.69        -63.80        -12.80      21.61        4.96
1956 .........       499.47         11.10          2.30      22.99        4.60
1955 .........       488.40         84.00         20.80      21.58        4.42
1954 .........       404.39        123.50         44.00      17.47        4.32
1953 .........       280.90        -11.00         -3.80      16.11        5.74
1952 .........       291.90         22.70          8.40      15.43        5.29
1951 .........       269.23         33.80         14.40      16.34        6.07
1950 .........       235.41         35.30         17.60      16.13        6.85
1949 .........       200.13         22.80         12.90      12.79        6.39
1948 .........       177.30         -3.90         -2.10      11.50        6.49
1947 .........       181.16          4.00          2.20       9.21        5.08
1946 .........       177.20        -15.70         -8.10       7.50        4.23
1945 .........       192.91         40.60         26.60       6.69        3.47
1944 .........       152.32         16.40         12.10       6.57        4.31
1943 .........       135.89         16.50         13.80       6.30        4.64
1942 .........       119.40          8.40          7.60       6.40        5.36
1941 .........       110.96        -20.20        -15.40       7.59        6.84
1940 .........       131.13        -19.10        -12.70       7.06        5.38
1939 .........       150.24         -4.50         -2.90       6.11        4.07
1938 .........       154.76         33.90         28.10       4.98        3.22
1937 .........       120.85        -59.10        -32.80       8.78        7.27
1936 .........       179.90         35.80         24.80       7.05        3.92
1935 .........       144.13         40.10         38.50       4.55        3.16
1934 .........       104.04          4.10          4.10       3.66        3.52
1933 .........        99.90         40.00         66.70       3.40        3.40
1932 .........        59.93        -18.00        -23.10       4.62        7.71
1931 .........        77.90        -86.70        -52.70       8.40       10.78
1930 .........       164.58        -83.90        -33.80      11.13        6.76
1929 .........       248.48        -51.50        -17.20      12.75        5.13
1928 .........       300.00         97.60         48.20         NA          NA
1927 .........       202.40         45.20         28.80         NA          NA
1926 .........       157.20          0.50          0.30         NA          NA

YEAR                  DJIA          POINT        YEAR %                     %
ENDED                CLOSE         CHANGE        CHANGE      DIVS         YIELD
-----              --------      --------       -------     ------        -----
1925 .........        56.66         36.20         30.00%        NA          NA
1924 .........       120.51         25.00         26.20         NA          NA
1923 .........        95.52         -3.20         -3.30         NA          NA
1922 .........        98.73         17.60         21.70         NA          NA
1921 .........        81.10          9.10         12.70         NA          NA
1920 .........        71.95        -35.30        -32.90         NA          NA
1919 .........       107.23         25.00         30.50         NA          NA
1918 .........        82.20          7.80         10.50         NA          NA
1917 .........        74.38        -20.60        -21.70         NA          NA
1916 .........        95.00         -4.20         -4.20         NA          NA
1915 .........        99.15         44.60         81.70         NA          NA
1914 .........        54.58        -24.20        -30.70         NA          NA
1913 .........        78.78         -9.10        -10.30         NA          NA
1912 .........        87.87          6.20          7.60         NA          NA
1911 .........        81.68          0.30          0.40         NA          NA
1910 .........        81.36        -17.70        -17.90         NA          NA
1909 .........        99.05         12.90         15.00         NA          NA
1908 .........        86.15         27.40         46.60         NA          NA
1907 .........        58.75        -35.60        -37.70         NA          NA
1906 .........        94.35         -1.90         -1.90         NA          NA
1905 .........        96.20         26.60         38.20         NA          NA
1904 .........        69.61         20.50         41.70         NA          NA
1903 .........        49.11        -15.20        -23.60         NA          NA
1902 .........        64.29         -0.30         -0.40         NA          NA
1901 .........        64.56         -6.10         -8.70         NA          NA
1900 .........        70.71          4.60          7.00         NA          NA
1899 .........        66.08          5.60          9.20         NA          NA
1898 .........        60.52         11.10         22.50         NA          NA
1897 .........        49.41          9.00         22.20         NA          NA
1896 .........        40.45            NA            NA         NA          NA

-----------
Source: Dow Jones Indexes. Year-end index values reflect neither reinvestment of dividends nor costs associated with investing, such as brokerage commissions. Yields are calculated by dividing the sum of the most recent four quarterly per-share dividend payments of all components by the sum of the component prices.

     The DJIA is a price-weighted stock index, meaning that the component stocks of the DJIA are accorded relative importance based on their prices. In this regard, the DJIA is unlike many other stock indexes which weight their component stocks by market capitalization (price times shares outstanding). The DJIA is called an "average" because originally it was calculated by adding up the component stock prices and then dividing by the number of stocks. The method remains the same today, but the number of significant digits in the divisor (the number that is divided into the total of the stock prices) has been increased to eight significant digits to minimize distortions due to rounding and has been adjusted over time to insure continuity of the DJIA after component stock changes and corporate actions, as discussed below.

     The DJIA divisor is adjusted due to corporate actions that change the price of any of its component shares. The most frequent reason for such an adjustment is a stock split. For example, suppose a company in the DJIA issues one new share for each share outstanding. After this two-for-one "split," each share of stock is worth half what it was immediately before, other things being equal. But without an adjustment in the divisor, this split would produce a distortion in the DJIA. An adjustment must be made to compensate so that the "average" will remain unchanged. At Dow Jones, this adjustment is handled by changing the divisor.* The formula used to calculate divisor adjustments is:

                                      Adjusted Sum               Unadjusted Sum
 New Divisor  =  Current Divisor  x    of Prices    (divided by)    of Prices

     Changes in the composition of the DJIA are made entirely by the editors of THE WALL STREET JOURNAL without consultation with the companies, the respective stock exchange, or any official agency. Additions or deletions of components may be made to achieve better representation of the broad market and of American industry.

     In selecting components for the DJIA, the following criteria are used: (a) the company is not a utility or in the transportation business; (b) the company has a premier reputation in its field; (c) the company has a history of successful growth; and (d) there is wide interest among individual and institutional investors. Whenever one component is changed, the others are reviewed. For the sake of historical continuity, composition changes are made rarely.

     The most recent changes in the components of the DJIA were made, effective with trading Monday, November 1, 1999.

     Companies removed were:

o    Union Carbide Corp., which had been in the DJIA since 1928.

o    Goodyear Tire & Rubber Co., which had been in the DJIA since 1930.

-----------
* Currently, the divisor is adjusted after the close of business on the day prior to the occurrence of the split; the divisor is not adjusted for regular cash dividends.

o    Sears, Roebuck & Co., which had been in the DJIA since 1924.

o Chevron, formerly Standard Oil Company of California, which had been in the DJIA since 1930. Companies added were:

o    Home Depot Inc.

o    Intel Corp.

o    Microsoft Corp.

o    SBC Communications

     Effective January 1, 2001, the DJIA replaced J.P. Morgan & Co. with J.P. Morgan Chase & Co. following the completed acquisition of such company by Chase Manhattan Corp.


                                LICENSE AGREEMENT


     The License Agreement grants the Sponsor and the Exchange a license to use the DJIA as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of Dow Jones in connection with the Portfolio. The License Agreement may be amended without the consent of any of the Beneficial Owners of DIAMONDS. Currently, in accordance with its terms, the License Agreement has been renewed for a period of five years through the end of 2007 ("Renewal Term") but should the assets of the Trust fall below $5 billion at the end of any calendar year during the Renewal Term, Dow Jones may terminate the License Agreement. The term of the License Agreement may be extended without the consent of any of the Beneficial Owners of DIAMONDS.


     None of the Trust, the Trustee, the Distributor, DTC or any Beneficial Owner of DIAMONDS is entitled to any rights whatsoever under the foregoing licensing arrangements or to use the trademarks and service marks "Dow Jones", "DIAMONDS", "THE DOW INDUSTRIALS", "The Dow", "DJIA" or "Dow Jones Industrial Average" or to use the DJIA except as specifically described herein or as may be specified in the Trust Agreement.

     The Trust is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation or warranty, express or implied, to the Beneficial Owners of DIAMONDS or any member of the public regarding the advisability of investing in securities generally or in the Trust particularly. Dow Jones' only relationship to the Trust is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the DJIA which is determined, comprised and calculated by Dow Jones without regard to the Trust or the Beneficial Owners of DIAMONDS. Dow Jones has no obligation to take the needs of the Sponsor, the Exchange, the Trust or the Beneficial Owners of DIAMONDS into consideration in determining, comprising or calculating the DJIA. Dow Jones is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of DIAMONDS. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of DIAMONDS.

     DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DJIA OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE SPONSOR, THE EXCHANGE, THE TRUST, BENEFICIAL OWNERS OF DIAMONDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DJIA OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE DJIA OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES, THE SPONSOR AND THE EXCHANGE.


                                EXCHANGE LISTING

     DIAMONDS are listed on the Exchange. The Trust is not required to pay a listing fee to the Exchange. Transactions involving DIAMONDS in the public trading market are subject to customary brokerage charges and commissions.

     The Sponsor's aim in designing DIAMONDS was to provide investors with a security whose initial market value would approximate one-hundredth (1/100th) the value of the DJIA. Of course, the market value of a DIAMONDS unit is affected by a variety of factors, including capital gains distributions made, and expenses incurred, by the Trust, and therefore, over time, a DIAMONDS unit may no longer approximate 1/100th the value of the DJIA. The market price of a DIAMONDS unit should reflect its share of the dividends accumulated on Portfolio Securities and may be affected by supply and demand, market volatility, sentiment and other factors.

     There can be no assurance that DIAMONDS will always be listed on the Exchange. The Trust will be terminated if DIAMONDS are delisted. The Exchange will consider the suspension of trading in or removal from listing of DIAMONDS if (a) the Trust has more than 60 days remaining until termination and there are fewer than 50 record and/or beneficial holders of DIAMONDS for 30 or more consecutive trading days; (b) the DJIA is no longer calculated or available; or
(c) such other event occurs or condition exists which, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.

     DIAMONDS also are listed and traded on the Singapore Exchange Ltd. ("SGX") pursuant to a joint venture created by the Exchange and the SGX. In the future, DIAMONDS may be listed and traded on other non-U.S. exchanges pursuant to similar arrangements.

                             TAX STATUS OF THE TRUST


     For the fiscal year ended October 31, 2002, the Trust believes that it qualified for tax treatment as a "regulated investment company" under Subchapter M of the Code. The Trust intends to continue to so qualify. To qualify as a regulated investment company, the Trust must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, gains from the sale or other disposition of stock, securities or foreign currencies, or certain other sources, (b) meet certain diversification tests, and (c) distribute in each year at least 90% of its investment company taxable income. If the Trust qualifies as a regulated investment company, subject to certain conditions and requirements, the Trust will not be subject to federal income tax to the extent its income is distributed in a timely manner. Any undistributed income may be subject to tax, including a four percent (4%) excise tax imposed by section 4982 of the Code on certain undistributed income of a regulated investment company that does not distribute to shareholders in a timely manner at least ninety-eight percent (98%) of its taxable income (including capital gains).

INCOME TAX CONSEQUENCES TO BENEFICIAL OWNERS


     Dividends paid by the Trust from its investment company taxable income (which includes dividends, interest and the excess of net short-term capital gains over net long-term capital losses) are taxable to Beneficial Owners as ordinary income. A dividend paid in January is considered for federal income tax purposes to have been paid by the Trust and received by Beneficial Owners on the preceding December 31 if the dividend was declared in the preceding October, November or December to Beneficial Owners of record as shown on the records of DTC and the DTC Participants on a date in one of those months.

     Distributions paid by the Trust from the excess of net long-term capital gains over net short-term capital losses are considered "capital gains dividends" regardless of the length of time an investor has owned DIAMONDS. Any loss on the sale or exchange of a share held for six months or less may be treated as a long-term capital loss to the extent of any capital gain dividends received by the Beneficial Owner. For corporate investors, dividends from net investment income (but not return of capital distributions or capital gain dividends) generally qualify for the corporate dividends-received deduction to the extent of qualifying dividend income received by the Trust, subject to the limitations contained in the Code. Investors should note that the regular monthly dividends paid by the Trust are not based on the Trust's investment company taxable income and net capital gain, but rather are based on the dividends paid with respect to Portfolio Securities. As a result, a portion of the distributions of the Trust may be treated as a return of capital or a capital gain dividend for federal income tax purposes or the Trust may make additional distributions in excess of the yield performance of Portfolio Securities in order to distribute all of its investment company taxable income and net capital gain.

     Distributions in excess of the Trust's current or accumulated earnings and profits (as specially computed) generally are treated as a return of capital for federal income tax purposes and reduce a Beneficial Owner's tax basis in DIAMONDS. Return of capital distributions may result, for example, if a portion of the dividends declared represents cash amounts deposited in connection with Portfolio Deposits rather than dividends actually received by the Trust. Under certain circumstances, a significant portion of the Trust's regular monthly dividends could be treated as return of capital distributions. Such circumstances may be more likely to occur in periods during which the number of outstanding DIAMONDS fluctuates significantly. Beneficial Owners receive annually notification from the Trustee through the DTC Participants as to the tax status of the Trust's distributions. A distribution paid shortly after a purchase or creation of DIAMONDS may be taxable even though in effect it may represent a return of capital.


     Distributions reinvested in additional DIAMONDS through the means of the Service are nevertheless taxable dividends to Beneficial Owners acquiring such additional DIAMONDS to the same extent as if such dividends were received in cash.

     The sale of DIAMONDS by a Beneficial Owner is a taxable event, and may result in a gain or loss, which generally should be a capital gain or loss for Beneficial Owners that are not dealers in securities.

     Dividend distributions, capital gains distributions, and capital gains from sales or redemptions may also be subject to state, local and foreign taxes.

     Under the Code, an in-kind redemption of DIAMONDS does not result in the recognition of taxable gain or loss by the Trust but generally constitutes a taxable event for the redeeming shareholder. Upon redemption, a Beneficial Owner generally recognizes gain or loss measured by the difference on the date of redemption between the aggregate value of the cash and stocks received and its tax basis in the DIAMONDS redeemed. Stocks received upon redemption (which will be comprised of the stock portion of the Portfolio Deposit in effect on the date of redemption) generally have an initial tax basis equal to their respective market values on the date of redemption. The Internal Revenue Service ("IRS") may assert that any resulting loss may not be deducted by a Beneficial Owner on the basis that there has been no material change in such Beneficial Owner's economic position or that the transaction has no significant economic or business utility apart from the anticipated tax consequences. Beneficial Owners of DIAMONDS in Creation Unit size aggregations should consult their own tax advisors as to the consequences to them of the redemption of DIAMONDS.


     Deposits of a Portfolio Deposit with the Trustee in exchange for Creation Units do not result in the recognition of taxable gain or loss by the Trust but generally constitute a taxable event to the investor under the Code, and an investor generally recognizes gain or loss with respect to each stock deposited equal to the difference between the amount realized in respect of the stock and the investor's tax basis therein. The amount realized with respect to a stock deposited should be determined by allocating the value on the date of deposit of the DIAMONDS received (less any cash paid to the Trust, or plus any cash received from the Trust, in connection with the deposit) among the stocks deposited on the basis of their respective fair market values at that time. The IRS may assert that any resulting losses may not be deducted by an investor on the basis that there has been no material change in the investor's economic position or that the transaction has no significant economic or business utility or purpose apart from the anticipated tax consequences. Investors should consult their own tax advisors as to the tax consequences to them of a deposit to the Trust.

     The Trustee has the right to reject the order to create Creation Units transmitted to it by the Distributor if the investor or group of investors, upon obtaining the DIAMONDS ordered, would own eighty percent (80%) or more of the outstanding DIAMONDS, and if pursuant to section 351 of the Code such a circumstance would result in the Trust having a basis in the stocks deposited different from the market value of such stocks on the date of deposit. The Trustee has the right to require information regarding DIAMONDS ownership pursuant to the Participant Agreement and from DTC and to rely thereon to the extent necessary to make the foregoing determination as a condition to the acceptance of a Portfolio Deposit.

     Ordinary income dividends received via DTC by Beneficial Owners who are non-resident aliens are subject to a thirty percent (30%) United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable tax treaties. Non-resident holders of DIAMONDS are urged to consult their own tax advisors concerning the applicability of United States withholding tax.


     Backup withholding at a rate equal to the fourth lowest income tax rate applicable to individuals (which, under current law, is 30% for 2003, 29% for 2004 and 2005, 28% for 2006 through 2010 and 31% thereafter) applies to dividends, capital gain distributions, redemptions and sales of DIAMONDS unless
(a) the Beneficial Owner is a corporation or comes within certain other exempt categories and, when required, demonstrates this fact, or (b) provides a taxpayer identification number, certifies as to no loss of exemption from backup withholding, and otherwise complies with applicable requirements of the backup withholding rules. The amount of any backup withholding from a payment to a Beneficial Owner is allowed as a credit against the holder's U.S. federal income tax liability and may entitle such holder to a refund from the U.S. Internal Revenue Service, if the required information is furnished to the U.S. Internal Revenue Service.


     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisors concerning the federal, state, local and foreign tax consequences to them of an investment in the Trust, including the effect of possible legislative changes.

ERISA CONSIDERATIONS

     In considering the advisability of an investment in DIAMONDS, fiduciaries of pension, profit sharing or other tax-qualified retirement plans (including Keogh Plans) and welfare plans (collectively, "Plans") subject to the fiduciary responsibility requirements of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), should consider whether an investment in DIAMONDS is permitted by the documents and instruments governing the Plan and whether the investment satisfies the exclusive benefit, prudence and diversification requirements of ERISA. Individual retirement account ("IRA") investors should consider that an IRA may make only such investments as are authorized by its governing instruments.

     The fiduciary standards and prohibited transaction rules of ERISA and the Code will not apply to transactions involving the Trust's assets while DIAMONDS are held by a Plan or IRA. Unlike many other investment vehicles offered to Plans and IRAs, the Trust's assets will not be treated as "plan assets" of the Plans or IRAs which acquire or purchase DIAMONDS. Although ERISA imposes certain duties on Plan fiduciaries and ERISA and/or Section 4975 of the Code prohibit certain transactions involving "plan assets" between Plans or IRAs and their fiduciaries or certain related persons, those rules will not apply to transactions involving the Trust's assets because DIAMONDS represent an interest in the Trust, and the Trust is registered as an investment company under the Investment Company Act of 1940. ERISA, the Code and U.S. Department of Labor regulations contain unconditional language exempting the assets of registered investment companies from treatment as "plan assets" in applying the fiduciary and prohibited transaction provisions of ERISA and the Code.

     Employee benefit plans that are governmental plans (as defined in Section 3(32) of ERISA), certain church plans (as defined in Section 3(33) of ERISA) and foreign plans (as described in Section 4(b)(4) of ERISA) are not subject to the requirements of ERISA or Section 4975 of the Code. The fiduciaries of governmental plans should, however, consider the impact of their respective state pension codes on investments in DIAMONDS and the considerations discussed above, to the extent applicable.


                         CONTINUOUS OFFERING OF DIAMONDS

     Creation Units are offered continuously to the public by the Trust through the Distributor. Persons making Portfolio Deposits and creating Creation Units receive no fees, commissions or other form of compensation or inducement of any kind from the Sponsor or the Distributor, and no such person has any obligation or responsibility to the Sponsor or Distributor to effect any sale or resale of DIAMONDS.

     Because new DIAMONDS can be created and issued on an ongoing basis, at any point during the life of the Trust, a "distribution", as such term is used in the Securities Act of 1933 ("1933 Act"), may be occurring. Broker-dealers and other persons are cautioned that some of their activities may result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing a creation order with the Distributor, breaks them down into the constituent DIAMONDS and sells the DIAMONDS directly to its customers; or if it chooses to couple the creation of a supply of new DIAMONDS with an active selling effort involving solicitation of secondary market demand for DIAMONDS. A determination of whether one is an underwriter must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

     Dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with DIAMONDS that are part of an "unsold allotment" within the meaning of
Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the 1933 Act.

     The Sponsor intends to qualify DIAMONDS in states selected by the Sponsor and through broker-dealers who are members of the National Association of Securities Dealers, Inc. Investors intending to create or redeem Creation Units in transactions not involving a broker-dealer registered in such investor's state of domicile or residence should consult their legal advisor regarding applicable broker-dealer or securities regulatory requirements under the state securities laws prior to such creation or redemption.


                          DIVIDEND REINVESTMENT SERVICE

     The Trust has made the Service available for use by Beneficial Owners through DTC Participants for reinvestment of their cash proceeds. Some DTC Participants may not elect to utilize the Service; therefore, an interested DIAMONDS investor may wish to contact such investor's broker to ascertain the availability of the Service through such broker. Each broker may require investors to adhere to specific procedures and timetables in order to participate in the Service and such investors should ascertain from their broker such necessary details.

     Distributions reinvested in additional DIAMONDS through the Service are nevertheless taxable dividends to Beneficial Owners to the same extent as if received in cash.

     The Trustee generally uses the cash proceeds of dividends received from all Beneficial Owners participating in reinvestment through the Service to obtain Index Securities necessary to create the requisite number of DIAMONDS at the close of business on each DIAMONDS distribution date. Any cash balance remaining after the requisite number of DIAMONDS has been created is distributed, on a pro rata basis, to all Beneficial Owners who participated in the Service. Brokerage commissions, if any, incurred in obtaining Index Securities necessary to create additional DIAMONDS with the cash from the distributions is an expense of the Trust.*


                              EXPENSES OF THE TRUST

     Until further notice, the Sponsor has undertaken that it will not permit the ordinary operating expenses of the Trust, as calculated by the Trustee, to exceed an amount that is 18/100 of 1% (0.1800%) per annum of the daily NAV of the Trust after taking into account any expense offset credits. To the extent the ordinary operating expenses of the Trust do exceed such 0.1800% amount, the Sponsor will reimburse the Trust for, or assume, the excess. The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the 0.1800% per annum level on any given day. For purposes of this undertaking, ordinary operating expenses of the Trust do not include taxes, brokerage commissions and any extraordinary non-recurring expenses, including the cost of any litigation to which the Trust or the Trustee may be a party. The Sponsor may discontinue this undertaking or renew it for a specified period of time, or may choose to reimburse or assume certain Trust expenses in later periods to keep Trust expenses at a level it believes to be attractive to investors. In any event, on any day and during any period over the life of the Trust, total fees and expenses of the Trust may exceed 0.1800% per annum.

     Ordinary operating expenses of the Trust are currently being accrued at an annual rate of 0.1800%. Future accruals will depend primarily on the level of the Trust's net assets and the level of Trust expenses. There is no guarantee that the Trust's ordinary operating expenses will not exceed 0.1800% of the Trust's daily net asset value and such rate may be changed without notice.

     Subject to any applicable cap, the Sponsor may charge the Trust a special fee for certain services the Sponsor may provide to the Trust which would otherwise be provided by the Trustee in an amount not to exceed the actual cost of providing such services. The Sponsor or the Trustee from time to time may voluntarily assume some expenses or reimburse the Trust so that total expenses of the Trust are reduced. Neither the Sponsor nor the Trustee is obligated to do so and either one or both parties may discontinue such voluntary assumption of expenses or reimbursement at any time without notice.


     The following charges are or may be accrued and paid by the Trust: (a) the Trustee's fee; (b) fees payable to transfer agents for the provision of transfer agency services;


-----------
* It is difficult to estimate the annual dollar amount of brokerage commissions that might be incurred in connection with the Dividend Reinvestment Service during any fiscal year. The Trustee estimates that during fiscal year 2002, the approximate amount of annual brokerage commissions incurred in implementing the Service was less than $0.001 per DIAMONDS unit.

(c) fees of the Trustee for extraordinary services performed under the Trust Agreement; (d) various governmental charges; (e) any taxes, fees and charges payable by the Trustee with respect to DIAMONDS (whether in Creation Units or otherwise); (f) expenses and costs of any action taken by the Trustee or the Sponsor to protect the Trust and the rights and interests of Beneficial Owners of DIAMONDS (whether in Creation Units or otherwise); (g) indemnification of the Trustee or the Sponsor for any losses, liabilities or expenses incurred by it in the administration of the Trust; (h) expenses incurred in contacting Beneficial Owners of DIAMONDS during the life of the Trust and upon termination of the Trust; and (i) other out-of-pocket expenses of the Trust incurred pursuant to actions permitted or required under the Trust Agreement.


     In addition, the following expenses are or may be charged to the Trust: (a) reimbursement to the Sponsor of amounts paid by it to Dow Jones in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of DIAMONDS; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing DIAMONDS and the Trust (including, but not limited to, associated legal, consulting, advertising, and marketing costs and other out-of-pocket expenses such as printing). In addition, initial fees and expenses totaling approximately $2,300,000, in connection with the organization of the Trust, are being capitalized and amortized over five years from the start of the Trust's operations on a straight-line basis and charged to the Trust, unless the Trust is sooner terminated or if by law or regulation the Trust is required to amortize such costs over a shorter period of time. In such cases, the Trustee shall follow the requisite time period for such amortization. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust by the Trustee in an amount equal to the actual costs incurred, but in no case shall such charges exceed 20/100 of 1% (0.20%) per annum of the daily NAV of the Trust.


     If the income received by the Trust in the form of dividends and other distributions on Portfolio Securities is insufficient to cover Trust expenses, the Trustee may make advances to the Trust to cover such expenses. Otherwise, the Trustee may sell Portfolio Securities in an amount sufficient to pay such expenses. The Trustee may reimburse itself in the amount of any such advance, together with interest thereon at a percentage rate equal to the then current overnight federal funds rate, by deducting such amounts from (a) dividend payments or other income of the Trust when such payments or other income is received, (b) the amounts earned or benefits derived by the Trustee on cash held by the Trustee for the benefit of the Trust, and (c) the sale of Portfolio Securities. Notwithstanding the foregoing, if any advance remains outstanding for more than forty-five (45) Business Days, the Trustee may sell Portfolio Securities to reimburse itself for such advance and any accrued interest thereon. These advances will be secured by a lien on the assets of the Trust in favor of the Trustee. The expenses of the Trust are reflected in the NAV of the Trust.

     For services performed under the Trust Agreement, the Trustee is paid a fee at an annual rate of 6/100 of 1% to 10/100 of 1% of the NAV of the Trust, as shown below, such percentage amount to vary depending on the NAV of the Trust, plus or minus the Adjustment Amount. The compensation is computed on each Business Day based on the NAV of the Trust on such day, and the amount thereof is accrued daily and paid quarterly. To the extent that the amount of the Trustee's compensation, before any adjustment in respect of the Adjustment Amount, is less than specified amounts, the Sponsor has agreed to pay the amount of any such shortfall. Notwithstanding the fee schedule set forth in the table below, in the fourth year of the Trust's operation and in subsequent years, the Trustee shall be paid a minimum fee of $400,000 per annum as adjusted by the CPI-U to take effect at the beginning of the fourth year and each year thereafter. To the extent that the amount of the Trustee's compensation, prior to any adjustment in respect of the Adjustment Amount, is less than specified amounts, the Sponsor has agreed to pay the amount of any such shortfall. The Trustee also may waive all or a portion of such fee.

                                TRUSTEE FEE SCALE


      NET ASSET VALUE                              FEE AS A PERCENTAGE OF NET
       OF THE TRUST                                 ASSET VALUE OF THE TRUST
       ------------                                 ------------------------
$0-$499,999,999 ..............................    10/100 of 1% per annum plus or
                                                    minus the Adjustment Amount*
$500,000,000-$2,499,999,999 ..................    8/100 of 1% per annum plus or
                                                    minus the Adjustment Amount*
$2,500,000,000 and above .....................    6/100 of 1% per annum plus or
                                                    minus the Adjustment Amount*


-----------
* The fee indicated applies to that portion of the net asset value of the Trust which falls in the size category indicated.


     As of October 31, 2002, and as of December 31, 2002, the NAV of the Trust was $4,118,076,359 and $4,727,574,814, respectively. No representation is made as to the actual NAV of the Trust on any future date as it is subject to change at any time due to fluctuations in the market value of securities or to creations or redemptions made in the future.


     The Adjustment Amount is calculated at the end of each quarter and applied against the Trustee's fee for the following quarter. "Adjustment Amount" is an amount which is intended, depending upon the circumstances, either to (a) reduce the Trustee's fee by the amount that the Transaction Fees paid on creation and redemption exceed the costs of those activities, and by the amount of excess earnings on cash held for the benefit of the Trust* or (b) increase the Trustee's fee by the amount that the Transaction Fee (plus additional amounts paid in connection with creations or redemptions outside the DIAMONDS Clearing Process), paid on creations or redemptions, falls short of the actual costs of these activities. If in any quarter the Adjustment Amount exceeds the fee payable to the Trustee as set forth above, the Trustee uses such excess amount to reduce other Trust expenses,

-----------
* The excess earnings on cash amount is currently calculated, and applied, on a monthly basis.

subject to certain federal tax limitations. To the extent that the amount of such excess exceeds the Trust's expenses for such quarter, any remaining excess is retained by the Trustee as part of its compensation. If in any quarter the costs of processing creations and redemptions exceed the amounts charged as a Transaction Fee (plus the additional amounts paid in connection with creations or redemptions outside the DIAMONDS Clearing Process) net of the excess earnings, if any, on cash held for the benefit of the Trust, the Trustee will augment the Trustee's fee by the resulting Adjustment Amount. The net Adjustment Amount is usually a credit to the Trust. To make the expense ratio of the Trust comparable to the expense ratio of most other investment companies, it is shown as a "below the line" adjustment to Trust's expenses. If the adjustment is negative, it is shown "above the line."


                                    VALUATION

     The NAV of the Trust is computed as of the Evaluation Time shown under "Summary--Essential Information" on each Business Day. The NAV of the Trust on a per DIAMONDS unit basis is determined by subtracting all liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio and other assets and dividing the result by the total number of outstanding DIAMONDS.

     The value of the Portfolio is determined by the Trustee in good faith in the following manner. If Portfolio Securities are listed on one or more national securities exchanges, such evaluation is generally based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is deemed to be the principal market therefor (the New York or American Stock Exchange if the stocks are listed thereon) or, if there is no such appropriate closing sale price on such exchange, at the last sale price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the stocks are not so listed or, if so listed and the principal market therefor is other than on such exchange or there is no such closing sale price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable stocks, (c) by the Trustee's appraising the value of the stocks in good faith on the bid side of the market, or (d) by any combination thereof.


                           ADMINISTRATION OF THE TRUST

DISTRIBUTIONS TO BENEFICIAL OWNERS

     The regular monthly ex-dividend date for DIAMONDS is the third Friday in each calendar month, unless such day is not a Business Day, in which case the ex-dividend date is the immediately preceding Business Day ("Ex-Dividend Date"). Beneficial Owners reflected on the records of DTC and the DTC Participants on the second Business Day following the Ex-Dividend Date ("Record Date") are entitled to receive an amount representing dividends accumulated on Portfolio Securities through the monthly dividend period which ends on the Business Day preceding such Ex-Dividend Date (including stocks with ex-dividend dates falling within such monthly dividend period), net of fees and expenses, accrued daily for such period. For the purposes of all dividend distributions, dividends per DIAMONDS unit are calculated at least to the nearest 1/1000th of $0.01. The payment of dividends is made on the Monday preceding the third (3rd) Friday of the next calendar month or the next subsequent Business Day if such Monday is not a Business Day ("Dividend Payment Date"). Dividend payments are made through DTC and the DTC Participants to Beneficial Owners then of record with funds received from the Trustee.

     Dividends payable to the Trust in respect of Portfolio Securities are credited by the Trustee to a non-interest bearing account as of the date on which the Trust receives such dividends. Other moneys received by the Trustee in respect of the Portfolio, including but not limited to the Cash Component, the Cash Redemption Payment, all moneys realized by the Trustee from the sale of options, warrants or other similar rights received or distributed in respect of Portfolio Securities as dividends or distributions and capital gains resulting from the sale of Portfolio Securities are credited by the Trustee to a non-interest bearing account. All funds collected or received are held by the Trustee without interest until distributed in accordance with the provisions of the Trust Agreement. To the extent the amounts credited to the account generate interest income or an equivalent benefit to the Trustee, such interest income or benefit is used to reduce the Trustee's annual fee.


     Any additional distributions the Trust may need to make so as to continue to qualify as a "regulated investment company" would consist of (a) an increase in the distribution scheduled for January to include any amount by which estimated Trust investment company taxable income and net capital gains for a year exceeds the amount of Trust taxable income previously distributed with respect to such year or, if greater, the minimum amount required to avoid imposition of such excise tax, and (b) a distribution soon after actual annual investment company taxable income and net capital gains of the Trust have been computed, of the amount, if any, by which such actual income exceeds the distributions already made. The NAV of the Trust is reduced in direct proportion to the amount of such additional distributions. The magnitude of the additional distributions, if any, depends upon a number of factors, including the level of redemption activity experienced by the Trust. Because substantially all proceeds from the sale of stocks in connection with adjustments to the Portfolio are used to purchase shares of Index Securities, the Trust may have no cash or insufficient cash with which to pay such additional distributions. In that case, the Trustee typically has to sell an approximately equal number of shares of each of the Portfolio Securities sufficient to produce the cash required to make such additional distributions.


     The Trustee may declare special dividends if such action is necessary or advisable to preserve the status of the Trust as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income, and to vary the frequency with which periodic distributions are made (E.G., from monthly to quarterly) if it is determined by the

Sponsor and the Trustee that such a variance would be advisable to facilitate compliance with the rules and regulations applicable to regulated investment companies or would otherwise be advantageous to the Trust. In addition, the Trustee may change the regular ex-dividend date for DIAMONDS to another date within the month or the quarter if it is determined by the Sponsor and the Trustee that such a change would be advantageous to the Trust. Notice of any such variance or change shall be provided to Beneficial Owners via DTC and the DTC Participants.


     As soon as practicable after notice of termination of the Trust, the Trustee will distribute via DTC and the DTC Participants to each Beneficial Owner redeeming Creation Units before the termination date specified in such notice a portion of Portfolio Securities and cash as described above. Otherwise, the Trustee will distribute to each Beneficial Owner (whether in Creation Unit size aggregations or otherwise), as soon as practicable after termination of the Trust, such Beneficial Owner's pro rata share of the NAV of the Trust.


     All distributions are made by the Trustee through DTC and the DTC Participants to Beneficial Owners as recorded on the book entry system of DTC and the DTC Participants.

     The settlement date for the creation of DIAMONDS or the purchase of DIAMONDS in the secondary market must occur on or before the Record Date in order for such creator or purchaser to receive a distribution on the next Dividend Payment Date. If the settlement date for such creation or a secondary market purchase occurs after the Record Date, the distribution will be made to the prior securityholder or Beneficial Owner as of such Record Date.

     Any Beneficial Owner interested in acquiring additional DIAMONDS with proceeds received from distributions described above may elect dividend reinvestment through DTC Participants by means of the Service, if such service is available through the Beneficial Owner's broker.

STATEMENTS TO BENEFICIAL OWNERS; ANNUAL REPORTS

     With  each   distribution,   the  Trustee  furnishes  for  distribution  to
Beneficial Owners a statement setting forth the amount being distributed, expressed as a dollar amount per DIAMONDS unit.

     Promptly after the end of each fiscal year, the Trustee furnishes to the DTC Participants for distribution to each person who was a Beneficial Owner of DIAMONDS at the end of such fiscal year, an annual report of the Trust containing financial statements audited by independent accountants of nationally recognized standing and such other information as may be required by applicable laws, rules and regulations.

RIGHTS OF BENEFICIAL OWNERS

     Beneficial Owners may sell DIAMONDS in the secondary market, but must accumulate enough DIAMONDS to constitute a full Creation Unit in order to redeem through the Trust. The death or incapacity of any Beneficial Owner does not operate to terminate the Trust nor entitle such Beneficial Owner's legal representatives or heirs to claim an accounting or to take any action or proceeding in any court for a partition or winding up of the Trust.

     Beneficial Owners shall not (a) have the right to vote concerning the Trust, except with respect to termination and as otherwise expressly set forth in the Trust Agreement, (b) in any manner control the operation and management of the Trust, or (c) be liable to any other person by reason of any action taken by the Sponsor or the Trustee. The Trustee has the right to vote all of the voting stocks in the Trust. The Trustee votes the voting stocks of each issuer in the same proportionate relationship as all other shares of each such issuer are voted to the extent permissible and, if not permitted, abstains from voting.

AMENDMENTS TO THE TRUST AGREEMENT

     The Trust Agreement may be amended from time to time by the Trustee and the Sponsor without the consent of any Beneficial Owners (a) to cure any ambiguity or to correct or supplement any provision that may be defective or inconsistent or to make such other provisions as will not adversely affect the interests of Beneficial Owners; (b) to change any provision as may be required by the SEC;
(c) to add or change any provision as may be necessary or advisable for the continuing qualification of the Trust as a "regulated investment company" under the Code; (d) to add or change any provision as may be necessary or advisable if NSCC or DTC is unable or unwilling to continue to perform its functions; and (e) to add or change any provision to conform the adjustments to the Portfolio and the Portfolio Deposit to changes, if any, made by Dow Jones in its method of determining the DJIA. The Trust Agreement may also be amended by the Sponsor and the Trustee with the consent of the Beneficial Owners of 51% of the outstanding DIAMONDS to add provisions to, or change or eliminate any of the provisions of, the Trust Agreement or to modify the rights of Beneficial Owners; although, the Trust Agreement may not be amended without the consent of the Beneficial Owners of all outstanding DIAMONDS if such amendment would (a) permit the acquisition of any securities other than those acquired in accordance with the terms and conditions of the Trust Agreement; (b) reduce the interest of any Beneficial Owner in the Trust; or (c) reduce the percentage of Beneficial Owners required to consent to any such amendment.

     Promptly after the execution of an amendment, the Trustee receives from DTC, pursuant to the terms of the Depository Agreement, a list of all DTC Participants holding DIAMONDS. The Trustee inquires of each such DTC Participant as to the number of Beneficial Owners for whom such DTC Participant holds DIAMONDS, and provides each such DTC Participant with sufficient copies of a written notice of the substance of such amendment for transmittal by each such DTC Participant to Beneficial Owners.

TERMINATION OF THE TRUST AGREEMENT

     The Trust Agreement provides that the Sponsor has the discretionary right to direct the Trustee to terminate the Trust if at any time the NAV of the Trust is less than $350,000,000, as such dollar amount shall be adjusted for inflation in accordance with the CPI-U. This adjustment is to take effect at the end of the fourth year following the Initial Date of Deposit and at the end of each year thereafter and to be made so as to reflect the percentage increase in consumer prices as set forth in the CPI-U for the twelve month period ending in the last month of the preceding fiscal year.

     The Trust may be terminated (a) by the agreement of the Beneficial Owners of 66 2/3% of outstanding DIAMONDS; (b) if DTC is unable or unwilling to continue to perform its functions as set forth under the Trust Agreement and a comparable replacement is unavailable; (c) if NSCC no longer provides clearance services with respect to DIAMONDS, or if the Trustee is no longer a participant in NSCC; (d) if Dow Jones ceases publishing the DJIA; (e) if the License Agreement is terminated; or (f) if DIAMONDS are delisted from the Exchange. The Trust will also terminate by its terms on the Termination Date.

     The Trust will terminate if either the Sponsor or the Trustee resigns or is removed and a successor is not appointed. The dissolution of the Sponsor or its ceasing to exist as a legal entity for any cause whatsoever, however, will not cause the termination of the Trust Agreement or the Trust unless the Trustee deems termination to be in the best interests of Beneficial Owners.

     Prior written notice of the termination of the Trust must be given at least twenty (20) days before termination of the Trust to all Beneficial Owners. The notice must set forth the date on which the Trust will be terminated, the period during which the assets of the Trust will be liquidated, the date on which Beneficial Owners of DIAMONDS (whether in Creation Unit size aggregations or otherwise) will receive in cash the NAV of the DIAMONDS held, and the date upon which the books of the Trust shall be closed. The notice shall further state that, as of the date thereof and thereafter, neither requests to create additional Creation Units nor Portfolio Deposits will be accepted, that no additional DIAMONDS will be created for the purpose of reinvesting dividend distributions, and that, as of the date thereof and thereafter, the portfolio of stocks delivered upon redemption shall be identical in composition and weighting to Portfolio Securities as of such date rather than the stock portion of the Portfolio Deposit as in effect on the date request for redemption is deemed received. Beneficial Owners of Creation Units may, in advance of the Termination Date, redeem in kind directly from the Trust.

     Within a reasonable period after the Termination Date, the Trustee shall, subject to any applicable provisions of law, use its best efforts to sell all of the Portfolio Securities not already distributed to redeeming Beneficial Owners of Creation Units. The Trustee shall not be liable for or responsible in any way for depreciation or loss incurred because of any such sale. The Trustee may suspend such sales upon the occurrence of unusual or unforeseen circumstances, including but not limited to a suspension in trading of a stock, the closing or restriction of trading on a stock exchange, the outbreak of hostilities, or the collapse of the economy. The Trustee shall deduct from the proceeds of sale its fees and all other expenses and transmit the remaining amount to DTC for distribution, together with a final statement setting forth the computation of the gross amount distributed.

DIAMONDS not redeemed before termination of the Trust will be redeemed in cash at NAV based on the proceeds of the sale of Portfolio Securities, with no minimum aggregation of DIAMONDS required.


                                     SPONSOR

     The Sponsor is a Delaware limited liability company incorporated on April 6, 1998 with offices c/o the Exchange, 86 Trinity Place, New York, New York 10006. The Sponsor's Internal Revenue Service Employer Identification Number is 52-2127241. The Exchange is the sole member of the Sponsor and the Exchange is a "control person" of the Sponsor as such term is defined in the Securities Act of 1933.

     The Sponsor, at its own expense, may from time to time provide additional promotional incentives to brokers who sell DIAMONDS to the public. In certain instances, these incentives may be provided only to those brokers who meet certain threshold requirements for participation in a given incentive program, such as selling a significant number of DIAMONDS within a specified period.

     If at any time the Sponsor fails to undertake or perform or becomes incapable of undertaking or performing any of the duties required under the Trust Agreement, or resigns, or becomes bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor, agree to act as Sponsor itself, or may terminate the Trust Agreement and liquidate the Trust. Notice of the resignation or removal of the Sponsor and the appointment of a successor shall be mailed by the Trustee to DTC and the DTC Participants for distribution to Beneficial Owners. Upon a successor Sponsor's execution of a written acceptance of appointment as Sponsor of the Trust, the successor Sponsor becomes vested with all of the rights, powers, duties and obligations of the original Sponsor. Any successor Sponsor may be compensated at rates deemed by the Trustee to be reasonable.

     The Sponsor may resign by executing and delivering to the Trustee an instrument of resignation. Such resignation shall become effective upon the appointment of a successor Sponsor and the acceptance of appointment by the successor Sponsor, unless the Trustee either agrees to act as Sponsor or terminates the Trust Agreement and liquidates the Trust. The dissolution of the Sponsor or its ceasing to exist as a legal entity for any cause whatsoever will not cause the termination of the Trust Agreement or the Trust unless the Trustee deems termination to be in the best interests of the Beneficial Owners of DIAMONDS.

     The Trust Agreement provides that the Sponsor is not liable to the Trustee, the Trust or to the Beneficial Owners of DIAMONDS for taking any action, or for refraining from taking any action, made in good faith or for errors in judgment, but is liable only for its own gross negligence, bad faith, willful misconduct or willful malfeasance in the performance of its duties or its reckless disregard of its obligations and duties under the Trust Agreement. The Sponsor is not liable or responsible in any way for depreciation or loss incurred by the Trust because of the sale of any Portfolio Securities. The Trust

Agreement further provides that the Sponsor and its directors, subsidiaries, shareholders, officers, employees, and affiliates under common control with the Sponsor shall be indemnified from the assets of the Trust and held harmless against any loss, liability or expense incurred without gross negligence, bad faith, willful misconduct or willful malfeasance on the part of any such party in the performance of its duties or reckless disregard of its obligations and duties under the Trust Agreement, including the payment of the costs and expenses of defending against any claim or liability.


                                     TRUSTEE

     The Trustee is a bank and trust company organized under the laws of the Commonwealth of Massachusetts with its principal place of business at 225
Franklin Street, Boston, Massachusetts 02110. The Trustee's Internal Revenue Service Employer Identification Number is 04-1867445. The Trustee is subject to supervision and examination by the Massachusetts Division of Banks and the Federal Reserve Bank of Boston.

     Information regarding Cash Redemption Payment amounts, number of outstanding DIAMONDS and Transaction Fees may be obtained from the Trustee at the toll-free number: 1-800-545-4189. Complete copies of the Trust Agreement and a list of the parties that have executed a Participant Agreement may be obtained from the Trustee's principal office.

     The Trustee may resign and be discharged of the Trust created by the Trust Agreement by executing a notice of resignation in writing and filing such notice with the Sponsor and mailing a copy of the notice of resignation to all DTC Participants reflected on the records of DTC as owning DIAMONDS for distribution to Beneficial Owners as provided above not less than sixty (60) days before the date such resignation is to take effect. Such resignation becomes effective upon the appointment of and the acceptance of the Trust by a successor Trustee. The Sponsor, upon receiving notice of such resignation, is obligated to use its best efforts to appoint a successor Trustee promptly. If no successor is appointed within sixty (60) days after the date such notice of resignation is given, the Trust shall terminate.

     If the Trustee becomes incapable of acting as such or is adjudged bankrupt or is taken over by any public authority, the Sponsor may discharge the Trustee and appoint a successor Trustee as provided in the Trust Agreement. The Sponsor shall mail notice of such discharge and appointment via the DTC Participants to Beneficial Owners. Upon a successor Trustee's execution of a written acceptance of an appointment as Trustee for the Trust, the successor Trustee becomes vested with all the rights, powers, duties and obligations of the original Trustee. A successor Trustee must be (a) a trust company, corporation or national banking association organized, doing business under the laws of the United States or any state thereof; (b) authorized under such laws to exercise corporate trust powers; and (c) at all times have an aggregate capital, surplus and undivided profit of not less than $50,000,000.

     Beneficial Owners of 51% of the then outstanding DIAMONDS may at any time remove the Trustee by written instrument(s) delivered to the Trustee and the Sponsor. The Sponsor shall thereupon use its best efforts to appoint a successor Trustee as described above.

     The Trust Agreement limits Trustee's liabilities. It provides, among other things, that the Trustee is not liable for (a) any action taken in reasonable reliance on properly executed documents or for the disposition of monies or stocks or for the evaluations required to be made thereunder, except by reason of its own gross negligence, bad faith, willful malfeasance, willful misconduct, or reckless disregard of its duties and obligations; (b) depreciation or loss incurred by reason of the sale by the Trustee of any Portfolio Securities; (c) any action the Trustee takes where the Sponsor fails to act; and (d) any taxes or other governmental charges imposed upon or in respect of Portfolio Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction.

     The Trustee and its directors, subsidiaries, shareholders, officers, employees, and affiliates under common control with the Trustee will be indemnified from the assets of the Trust and held harmless against any loss, liability or expense incurred without gross negligence, bad faith, willful misconduct, willful malfeasance on the part of such party or reckless disregard of its duties and obligations, arising out of, or in connection with its acceptance or administration of the Trust, including the costs and expenses (including counsel fees) of defending against any claim or liability.


                                   DEPOSITORY

     DTC is a limited purpose trust company and member of the Federal Reserve System.


                                  LEGAL OPINION


     The legality of the DIAMONDS offered hereby has been passed upon by Carter Ledyard & Milburn LLP, New York, New York, as counsel for the Sponsor.



                             INDEPENDENT ACCOUNTANTS


     The financial statements as of October 31, 2002 included in this Prospectus have been so included in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, 160 Federal Street, Boston, Massachusetts, given on the authority of said firm as experts in auditing and accounting.

                                 CODE OF ETHICS

     The Trust and the Sponsor have adopted a code of ethics regarding personal securities transactions by employees. Subject to certain conditions and standards, the code permits employees to invest in DIAMONDS for their own accounts. The code is designed to prevent fraud, deception and misconduct against the Trust and to provide reasonable standards of conduct. The code is on file with the SEC and you may obtain a copy by visiting the SEC at the address listed on the back cover of this prospectus. The code is also available on the EDGAR Database on the SEC's Internet site at http:/www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the SEC at the address listed on the back cover of this prospectus.


                       DAILY DIAMONDS TRADING INFORMATION

     The Sponsor makes available daily a list of the names and the required number of shares of each of the Securities in the current Portfolio Deposit. The Sponsor also intends to make available (a) on a daily basis, the Dividend Equivalent Payment effective through and including the previous Business Day, per outstanding DIAMONDS unit, and (b) every 15 seconds throughout the trading day at the Exchange a number representing, on a per DIAMONDS unit basis, the sum of the Dividend Equivalent Payment effective through and including the previous Business Day, plus the current value of the securities portion of a Portfolio Deposit as in effect on such day (which value may include a cash in lieu amount to compensate for the omission of a particular Index Security from such Portfolio Deposit). Intra-day information will be available with respect to trades and quotes and underlying trading values will be published every 15 seconds throughout the trading day. Information with respect to net asset value, net accumulated dividend, final dividend amount to be paid, shares outstanding, estimated cash amount and total cash amount per Creation Unit will be available daily prior to the opening of trading on the Exchange.


                 INFORMATION AND COMPARISONS RELATING TO TRUST,
              SECONDARY MARKET TRADING, NET ASSET SIE, PERFORMANCE
                                AND TAX TREATMENT

     Information regarding various aspects of the Trust, including the net asset size thereof, as well as the secondary market trading, the performance and the tax treatment of DIAMONDS, may be included from time to time in advertisements, sales literature and other communications and in reports to current or prospective Beneficial Owners.

     Information may be provided to prospective investors to help them assess their specific investment goals and to aid in their understanding of various financial strategies. Such information may present current economic and political trends and conditions and may describe general principles of investing such as asset allocation, diversification and risk tolerance, as well as specific investment techniques such as indexing and hedging. In addition, information may be presented to prospective or current Beneficial Owners regarding the purchase of DIAMONDS in the secondary market, such as margin requirements, types of orders that may be entered, and information concerning short sales. Similarly, market data symbols, trading fractions, other trading information and the CUSIP number relating to DIAMONDS may be included in such information. Comparisons with other investment vehicles, such as mutual funds, may be made with respect to the application of such requirements; costs of fund management and administration; cost and advantages of intraday trading; and rules applicable to short sales.

     Information regarding the Trust's net asset size may be stated in communications to prospective or current Beneficial Owners for one or more periods, including annual, year-to-date or daily periods. Such information may also be expressed in terms of the total number of DIAMONDS outstanding as of one or more periods. Factors integral to the size of the Trust's net assets, such as creation volume and activity, may also be discussed, and may be specified from time to time or with respect to various periods of time. Comparisons of such information during various periods may also be made, and may be expressed by means of percentages.

     Information may be provided to investors regarding the ability to engage in short sales of DIAMONDS, including reference to the exemption from the "tick test" provision of the SEC short sale rule (Rule 10a-1 under the Securities Exchange Act of 1934), to permit short sales on "minus" or "zero-minus" ticks. Selling short refers to the sale of securities which the seller does not own, but which the seller arranges to borrow before effecting the sale. Institutional investors may be advised that lending their DIAMONDS shares to short sellers may generate stock loan credits that may supplement the return they can earn from an investment in DIAMONDS. These stock loan credits may provide a useful source of additional income for certain institutional investors who can arrange to lend DIAMONDS. Potential short sellers may be advised that a short rebate (functionally equivalent to partial use of proceeds of the short sale) may reduce their cost of selling short.


     Information may be provided to investors regarding capital gains distributions by the Trust, including historical information relating to such distributions. Comparisons between the Trust and other investment vehicles such as mutual funds may be made regarding such capital gains distributions, as well as relative tax efficiencies between the Trust and such other investment vehicles (E.G., realization of capital gains or losses to the Trust and to such other investment vehicles in connection with redemption of their respective securities). Based on projected differences between DIAMONDS and conventional mutual funds with regard to capital gains distributions, projections may be made regarding comparative capital gains distributions and tax rates for taxable investors holding DIAMONDS over a long period of time. Comparisons may also be provided regarding the probable tax impact resulting from rebalancing of the Trust portfolio and adjustments to the portfolio of an actively managed investment vehicle.


     Specifically, information may be provided to prospective or current investors comparing and contrasting the tax efficiencies of conventional mutual funds with DIAMONDS. Both conventional mutual funds and the Trust may be required to recognize capital gains incurred as a result of adjustments to the composition of the DJIA and therefore to their respective portfolios. From a tax perspective, however, a significant difference between a conventional mutual fund and the Trust is the process by which their shares are redeemed. In cases where a conventional mutual fund experiences redemptions in excess of subscriptions ("net redemptions") and has insufficient cash available to fund such net redemptions, such fund may have to sell stocks held in its portfolio to raise and pay cash to redeeming shareholders. A mutual fund will generally experience a taxable gain or loss when it sells such portfolio stocks in order to pay cash to redeeming fund shareholders. In contrast, the redemption mechanism for DIAMONDS does not involve selling the portfolio stocks. Instead, the Trust delivers the actual portfolio of stocks in an in-kind exchange to any person redeeming DIAMONDS shares in Creation Unit size aggregations. While this in-kind exchange is a taxable transaction to the redeeming entity (usually a broker/dealer) making the exchange, it generally does not constitute a taxable transaction at the Trust level and, consequently, there is no realization of taxable gain or loss by the Trust with respect to such in-kind exchanges. In a period of market appreciation of the DJIA and, consequently, appreciation of the portfolio stocks held in the Trust, this in-kind redemption mechanism has the effect of eliminating the recognition and distribution of those net unrealized gains at the Trust level. Although the same result would obtain for conventional mutual funds utilizing an in-kind redemption mechanism, the opportunities to redeem fund shares by delivering portfolio stocks in-kind are limited in most mutual funds.


     Investors may be informed that, while no unequivocal statement can be made as to the net tax impact on a conventional mutual fund resulting from the purchases and sales of its portfolio stocks over a period of time, conventional funds that have accumulated substantial unrealized capital gains, if they experience net redemptions and do not have sufficient available cash, may be required to make taxable capital gains distributions that are generated by changes in such fund's portfolio. In contrast, the in-kind redemption mechanism of DIAMONDS may make them more tax efficient investments under most circumstances than comparable conventional mutual fund shares. As discussed above, this in-kind redemption feature tends to lower the amount of annual net capital gains distributions to DIAMONDS holders as compared to their conventional mutual fund counterparts. Since shareholders are generally required to pay income tax on capital gains distributions, the smaller the amount of such distributions, the less taxes that are payable currently. To the extent that the Trust is not required to recognize capital gains, the DIAMONDS holder is able, in effect, to defer tax on such gains until he sells or otherwise disposes of his shares, or the Trust terminates. If such holder retains his shares until his death, under current law the tax basis of such shares would be adjusted to their then fair market value.


     Information  regarding the secondary  market  trading  activity of DIAMONDS also may be presented over one or more stated periods, such as for daily, monthly, quarterly or annual periods. Secondary market trading volume information may be compared with similar information relating to other issues trading on the Exchange during the same reporting period. Average daily secondary market trading volume of DIAMONDS may also be reported from time to time. Comparisons of such information during various periods may also be made, and may be expressed by means of percentages.

     Information may also be provided in communications to prospective investors or current Beneficial Owners comparing and contrasting the relative advantages of investing in DIAMONDS as compared to other investment vehicles, such as mutual funds, both on an individual and a group basis (E.G., stock index mutual funds). Such information may include comparisons of costs and expense ratios, expressed either in dollars or basis points, stock lending activities, permitted investments and hedging activities (E.G., engaging in options or futures transactions), and portfolio turnover data and analyses. In addition, such information may quote, reprint or include portions of financial, scholarly or business publications or periodicals, including model allocation schedules or portfolios, as the foregoing relate to the comparison of DIAMONDS to other investment vehicles, current economic, financial and political conditions, investment philosophy or techniques, or the desirability of owning DIAMONDS.

     In addition, information on the performance of DIAMONDS based on changes in price per DIAMONDS with or without reinvesting all dividends and/or any distributions of capital in additional DIAMONDS may be included from time to time in such information. Total return measures the percentage growth in the total dollar value of an investment in DIAMONDS (reflecting dividends and capital appreciation but without provision for any income taxes payable). Average annualized performance will be stated for various periods. Total return figures may also be stated for a period from the Initial Date of Deposit, a date at least twelve months prior to the end of the reporting period or for annual periods for the life of the Trust. Information on the DJIA contained in this Prospectus, as updated from time to time, may also be included from time to time in such material. Information on performance of DIAMONDS also may be presented on an after tax basis, using methods of calculation that are in accordance with the SEC's rules and regulations. The performance of the Trust, of the DJIA (provided information is also given reflecting the performance of the Trust in comparison to that DJIA) or both may also be compared to the performance of money managers as reported in market surveys such as SEI Fund Evaluation Survey (a leading data base of tax-exempt funds) or mutual funds such as those reported by Lipper Analytical Services Inc., Money Magazine Fund Watch, Wiesenberger Investment Companies Service, Morningstar Incorporated and Value Line Investment Survey each of which measures performance following their own specific and well-defined calculation measures, or of the New York Stock Exchange Composite Index, the American Stock Exchange Index (indices of stocks traded on the New York and American Stock Exchanges, respectively), S&P 500 Index (a broad-based index of 500 publicly traded common stocks) or the NASDAQ Composite Index (an unmanaged index of over-the-counter stocks) or similar measurement standards during the same period of time. In addition to all other sources of comparative information, comparative performance figures published by other funds or money managers may be included from time to time. Information may also be included regarding the aggregate amount of assets committed to index investing generally by various types of investors, such as pension funds and other institutional investors, which currently exceeds $300 billion.


     Information on the relative price performance of DIAMONDS in relation to other securities and/or indices may be represented in the form of "correlation." Correlation is a standard measure of the degree of linear association between two price series, and ranges from minus one hundred percent (-100%) (I.E., perfect negative linear association) to positive one hundred percent (100%) (I.E., perfect linear association).

     One important difference between DIAMONDS and conventional mutual fund shares is that DIAMONDS are available for purchase or sale on an intraday basis on the American Stock Exchange. An investor who buys shares in a conventional mutual fund will buy or sell shares at a price at or related to the closing NAV per share, as determined by the fund. In contrast, DIAMONDS are not offered for purchase or redeemed for cash at a fixed relationship to closing NAV. The tables below illustrate the distribution relationship of DIAMONDS closing prices to NAV for the period 1/20/98 (the first trading date of the DIAMONDS Trust) through 12/31/02, the distribution relationships of high, low and closing prices over the same period, and distribution of bid/asked spreads for 2002. This table should help investors evaluate some of the advantages and disadvantages of DIAMONDS relative to funds sold and redeemed at prices related to closing NAV. Specifically, the table illustrates in an approximate way the risks of buying or selling DIAMONDS at prices less favorable than closing NAV and, correspondingly, the opportunities to buy or sell at prices more favorable than closing NAV.

     The investor may wish to evaluate the opportunity to buy or sell on an intraday basis versus the assurance of a transaction at or related to closing NAV. To assist investors in making this comparison, the table illustrates the distribution of percentage ranges between the high and the low price each day and between each extreme daily value and the closing NAV for all trading days from 1/20/98 through 12/31/02. The investor may wish to compare these ranges with the average bid/asked spread on DIAMONDS and add any commissions charged by a broker. The trading ranges for this period will not necessarily be typical of trading ranges in future years and the bid/asked spread on DIAMONDS may vary materially over time and may be significantly greater at times in the future. There is some evidence, for example, that the bid/asked spread will widen in markets that are more volatile and narrow when markets are less volatile. Consequently, the investor should expect wider bid/asked spreads to be associated with wider daily spread ranges.

      DAILY PERCENTAGE PRICE RANGES: AVERAGE AND FREQUENCY DISTRIBUTION FOR
               DIAMONDS TRUST AND DJIA: HIGHS AND LOWS VS. CLOSE*

                         (FROM 1/20/98 THROUGH 12/31/02)


DOW JONES INDUSTRIAL AVERAGE


                                                   INTRADAY HIGH VALUE        INTRADAY LOW VALUE
                        DAILY % PRICE RANGE        ABOVE CLOSING VALUE        BELOW CLOSING VALUE
                     ------------------------    -----------------------    ------------------------
         RANGE       FREQUENCY     % OF TOTAL    FREQUENCY    % OF TOTAL    FREQUENCY     % OF TOTAL
       --------      ---------     ----------    ---------    ----------    ---------     ----------
        0--0.25%          0           0.00%         326         26.18%         281          22.57%
      0.25--0.5%          7           0.56%         222         17.83%         221          17.75%
       0.5--1.0%        204          16.39%         320         25.70%         318          25.54%
       1.0--1.5%        404          32.45%         169         13.57%         197          15.82%
       1.5--2.0%        296          23.78%          99          7.95%         114           9.16%
       2.0--2.5%        154          12.37%          58          4.66%          61           4.90%
       2.5--3.0%         91           7.31%          23          1.85%          21           1.69%
       3.0--3.5%         37           2.97%          14          1.12%          12           0.96%
          > 3.5%         52           4.18%          14          1.12%          20           1.61%
       ---------     ------         -------       -----        -------       -----         -------
      Total           1,245         100.00%       1,245        100.00%       1,245         100.00%

                          Average Daily Range: 1.7116%


DIAMONDS TRUST


                                                   INTRADAY HIGH VALUE        INTRADAY LOW VALUE
                        DAILY % PRICE RANGE        ABOVE CLOSING VALUE        BELOW CLOSING VALUE
                     ------------------------    -----------------------    ------------------------
         RANGE       FREQUENCY     % OF TOTAL    FREQUENCY    % OF TOTAL    FREQUENCY     % OF TOTAL
       --------      ---------     ----------    ---------    ----------    ---------     ----------
        0--0.25%          0           0.00%         295         23.69%       270            21.69%
      0.25--0.5%          5           0.40%         234         18.80%       208            16.71%
       0.5--1.0%        185          14.86%         329         26.43%       347            27.87%
       1.0--1.5%        418          33.57%         174         13.98%       197            15.82%
       1.5--2.0%        282          22.65%          99          7.95%       111             8.92%
       2.0--2.5%        164          13.17%          59          4.74%        47             3.78%
       2.5--3.0%         96           7.71%          23          1.85%        35             2.81%
       3.0--3.5%         43           3.45%          15          1.20%        10             0.80%
          > 3.5%         52           4.18%          17          1.37%        20             1.61%
       ---------     ------         -------       -----        -------       -----         -------
       Total          1,245         100.00%       1,245        100.00%     1,245           100.00%

                          Average Daily Range: 1.7507%


-----------
*  Source: Bloomberg

      FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS FOR DIAMONDS TRUST:
           CLOSING AMEX PRICE VS. NET ASSET VALUE (NAV) AS OF 12/31/02

-------------------------------------------------------------------------------------------------------
                               CALENDAR    CALENDAR    CALENDAR     CALENDAR                   FROM
                               QUARTER     QUARTER     QUARTER      QUARTER       CALENDAR   1/20/1998
                                ENDING      ENDING      ENDING       ENDING         YEAR      THROUGH
     RANGE                    3/31/2002    6/30/2002   9/30/2002    12/31/2002      2002     12/31/2002
-------------------------------------------------------------------------------------------------------

      >200         Days          --           --           --           --           --           --
                   ------------------------------------------------------------------------------------
  Basis Points      %            --           --           --           --           --           --
-------------------------------------------------------------------------------------------------------
   150 -- 200      Days          --           --           --           --           --           --
                   ------------------------------------------------------------------------------------
 Basis Points       %            --           --           --           --           --           --
-------------------------------------------------------------------------------------------------------
   100 -- 150      Days          --           --           --           --           --            1
                   ------------------------------------------------------------------------------------
 Basis Points       %            --           --           --           --           --           0.1%
-------------------------------------------------------------------------------------------------------
   50 -- 100       Days          --           1            --           4            5             14
                   ------------------------------------------------------------------------------------
 Basis Points       %            --          1.6%          --          6.3%         2.0%          1.1%
-------------------------------------------------------------------------------------------------------
    25 -- 50       Days          2            4            3            7            16           111
                   ------------------------------------------------------------------------------------
 Basis Points       %           3.3%         6.3%         4.7%         10.9%        6.3%          8.9%
-------------------------------------------------------------------------------------------------------
    0 -- 25        Days          32           24           23           26          105           507
                   ------------------------------------------------------------------------------------
 Basis Points       %          53.3%        37.5%        35.9%        40.6%        41.7%         40.7%
-------------------------------------------------------------------------------------------------------
  Total Days       Days          34           29           26           37          126           633
-------------------------------------------------------------------------------------------------------
  at Premium        %          56.7%        45.3%        40.6%        57.8%        50.0%         50.8%
-------------------------------------------------------------------------------------------------------
 Closing Price     Days          3            1            1            1            6             11
-------------------------------------------------------------------------------------------------------
 Equal to NAV       %           5.0%         1.6%         1.6%         1.6%         2.4%          0.9%
-------------------------------------------------------------------------------------------------------
  Total Days       Days          23           34           37           26          120           601
                   ------------------------------------------------------------------------------------
  at Discount       %          38.3%        53.1%        57.8%        40.6%        47.6%         48.3%
-------------------------------------------------------------------------------------------------------
    0 -- -25       Days          20           30           23           23           96           467
-------------------------------------------------------------------------------------------------------
 Basis Points       %          33.3%        46.9%        35.9%        35.9%        38.1%         37.5%
                   ------------------------------------------------------------------------------------
   -25 -- -50      Days          3            4           11            3            21           114
-------------------------------------------------------------------------------------------------------
 Basis Points       %           5.0%         6.3%         17.2%        4.7%         8.3%          9.2%
-------------------------------------------------------------------------------------------------------
  -50 -- -100      Days          --           --           3            --           3             19
                   ------------------------------------------------------------------------------------
 Basis Points       %            --           --          4.7%          --          1.2%          1.5%
-------------------------------------------------------------------------------------------------------
  -100 -- -150     Days          --           --           --           --           --           --
                   ------------------------------------------------------------------------------------
 Basis Points       %            --           --           --           --           --           --
-------------------------------------------------------------------------------------------------------
  -150 -- -200     Days          --           --           --           --           --           --
                   ------------------------------------------------------------------------------------
 Basis Points       %            --           --           --           --           --           --
-------------------------------------------------------------------------------------------------------
     <-200         Days          --           --           --           --           --            1
                   ------------------------------------------------------------------------------------
 Basis Points       %            --           --           --           --           --           0.1%
-------------------------------------------------------------------------------------------------------


Close was within .25% of NAV better than 79% of the time from 1/20/98 (the first day of trading on the AMEX) through 12/31/02.

-----------
Source: American Stock Exchange LLC

DIAMONDS BID/ASKED SPREAD DISTRIBUTION (2002 ONLY)

                   RANGE ($)                         % OF TOTAL
                  -----------                        ----------
                   0.01--0.05                          16.76%
                   0.06--0.10                          40.77%
                   0.10--0.15                          36.09%
                   0.15--0.20                           5.33%
                   0.20--0.25                           0.76%
                   0.25--0.50                           0.28%
                      > .0.50                           0.00%
                  -----------                        ----------
                  Total                               100.00%

     The  price   range  of  shares  for  2002  was  from   $72.07  to  $106.89,
consequently, $0.25 was from 0.35% to 0.23% of the share price.

-----------
*  Source: American Stock Exchange LLC


     Information relating to the relative price performance of DIAMONDS may be compared against a wide variety of investment categories and asset classes, including common stocks, small capitalization stocks, long and intermediate term corporate and government bonds, Treasury bills, the rate of inflation in the United States (based on the Consumer Price Index ("CPI") and combinations of various capital markets. Historical returns of these and other capital markets in the United States may be provided by independent statistical studies and sources, such as those provided by Ibbotson Associates of Chicago, Illinois. The performance of these capital markets is based on the returns of different indices. Information may be presented using the performance of these and other capital markets to demonstrate general investment strategies. So, for example, performance of DIAMONDS may be compared to the performance of selected asset classes such as short-term U.S. Treasury bills, long-term U.S. Treasury bonds, long-term corporate bonds, mid-capitalization stocks, foreign stocks and small capitalization stocks and may also be measured against the rate of inflation as set forth in well-known indices (such as the CPI). Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. Performance of DIAMONDS may also be compared to that of other indices or compilations that may be developed and made available to the investing public in the future. Of course, such comparisons will only reflect past performance of DIAMONDS and the investment categories, indices or compilations chosen and no guarantees can be made of future results regarding the performance of either DIAMONDS or the asset classes chosen for such comparisons.

                                    GLOSSARY

                                                                            PAGE
                                                                            ----


"10 Basis Point Limit" ....................................................    8
"Adjustment Amount" .......................................................   50
"Adjustment Day" ..........................................................   35
"Balancing Amount" ........................................................   36
"Beneficial Owners" .......................................................   27
"Business Day" ............................................................    3
"Cash Component" ..........................................................    5
"Cash Redemption Payment" .................................................   30
"Closing Time" ............................................................   26
"Code" ....................................................................    9
"Creation Units" ..........................................................    4
"Depository Agreement" ....................................................   28
"DIAMONDS" ................................................................    3
"DIAMONDS Clearing Process" ...............................................    5
"Distributor" .............................................................    4
"Dividend Equivalent Payment" .............................................    5
"Dividend Payment Date" ...................................................   52
"DJIA" ....................................................................    3
"DTC" .....................................................................    9
"DTCC" ....................................................................   24
"DTC Cut-Off Time" ........................................................   32
"DTC Participants" ........................................................   27
"Evaluation Time" .........................................................    1
"Ex-Dividend Date" ........................................................   51
"Excess Cash Amounts" .....................................................   30
"Exchange" ................................................................    3
"Index Securities" ........................................................    3
"Indirect Participants" ...................................................   27
"License Agreement" .......................................................    i
"NAV" .....................................................................    3
"NAV Amount" ..............................................................   35
"NSCC Business Day" .......................................................   13
"NSCC" ....................................................................    5
"Participant Agreement" ...................................................    5
"Participating Party" .....................................................    5
"Portfolio" ...............................................................    3
"Portfolio Deposit" .......................................................    5
"Portfolio Deposit Amount" ................................................   36
"Portfolio Securities" ....................................................    3
"Record Date" .............................................................   52
"Request Day" .............................................................   35
"SEC" .....................................................................    5
"Service" .................................................................    9
"Sponsor" .................................................................    3
"Transaction Fee" .........................................................    8
"Transmittal Date" ........................................................   24
"Trust" ...................................................................    3
"Trust Agreement" .........................................................    3
"Trustee" .................................................................    3

DIAMONDS TRUST, SERIES 1

SPONSOR:
PDR SERVICES LLC

--------------------------------------------------------------------------------

This Prospectus does not include all of the information with respect to the DIAMONDS Trust set forth in its Registration Statement filed with the SEC in Washington, D.C. under the:

o    Securities Act of 1933 (File No. 333-31247) and
o    Investment Company Act of 1940 (File No. 811-9170).

TO OBTAIN COPIES FROM THE SEC AT PRESCRIBED RATES--
WRITE:Public Reference Section of the SEC
  450 Fifth Street, N.W., Washington, D.C. 20549-6009
CALL:1-800-SEC-0330
VISIT:http://www.sec.gov

--------------------------------------------------------------------------------

No person is authorized to give any information or make any representation about the DIAMONDS Trust not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

PDR Services LLC has filed a registration statement on Form S-6 and Form N-8B-2 with the SEC covering DIAMONDS. While this prospectus is a part of the registration statement on Form S-6, it does not contain all the exhibits filed as part of the registration statement on Form S-6. You should consider reviewing the full text of those exhibits.

--------------------------------------------------------------------------------

PROSPECTUS DATED FEBRUARY 26, 2003

                       CONTENTS OF REGISTRATION STATEMENT

This amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet.

     The cross-reference sheet.

     The prospectus.

     The undertaking to file reports.

     The signatures.

1.   Written Consents of the following persons:

    PricewaterhouseCoopers LLP
    (included in Exhibit 99.C2)

    Carter  Ledyard & Milburn LLP
    (included in Exhibit 99.C1)


The following exhibits:


1.  Ex-99.C1 -- Opinion of Counsel as to legality of securities being registered and consent of Counsel.

2.  EX-99.C2 -- Consent of Independent Accountants.



3.  EX-99.C3 -- Code of Ethics


4. Ex.-99.A4 -- License Agreement

                              FINANCIAL STATEMENTS
                              --------------------

1. Statement of Financial Condition of the Trust as shown in the current Prospectus for this series herewith.

2.   Financial Statements of the Depositor:


     PDR Services LLC - Financial Statements, as part of American Stock Exchange, LLC current consolidated financial statements incorporated by reference to the Amendment to Form 1-A, dated June 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, DIAMONDS Trust, Series 1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of New York, and State of New York, on the 26th day of February, 2003.

                                          DIAMONDS TRUST,  SERIES 1 (Registrant)

                                          By:  PDR Services LLC
                                          By:  American Stock Exchange LLC,
                                                 sole member

                                           /s/ Clifford J. Weber
                                          -----------------------
                                          Clifford J. Weber
                                          Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below on behalf of PDR Services LLC, the Depositor, by the following persons in the capacities and on the date indicated.

PDR SERVICES LLC

Name                                Title/Office
----                                ------------

 /s/ Lawrence Larkin
----------------------
Lawrence Larkin                     Senior Vice President of PDR Services LLC

 /s/ Clifford J. Weber
----------------------
Clifford J. Weber                   Senior Vice President of PDR Services LLC*

 /s/ Robert S. Tull
----------------------
Robert S. Tull                      Vice President of PDR Services LLC


* The Senior Vice President of PDR Services LLC also undertakes all the duties and responsibilities of, and performs all functions of, the principal financial officer of PDR Services LLC.

                                  EXHIBIT INDEX


1. Ex-99.C1 -- Opinion of Counsel as to legality of securities being registered and Consent of Counsel.

2. EX-99.C2 -- Consent of Independent Accountants.


3. EX-99.C3 -- Code of Ethics.


4. EX-99.A4 -- License Agreement.